AS FILED WITH THE SEC ON _______________.               REGISTRATION NO. 2-81243

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 24


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                 ---------------

                            PRUCO LIFE OF NEW JERSEY
                           VARIABLE INSURANCE ACCOUNT
                              (Exact Name of Trust)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                             (800) 437-4016, EXT. 46
          (Address and telephone number of principal executive offices)

                                 ---------------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                 ---------------


Variable Life Insurance Contracts--The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1996 was filed on February 28, 1997.


It is proposed that this filing will become effective (check appropriate space):

   |_| immediately upon filing pursuant to paragraph (b) of Rule 485

   |X| on May 1, 1997 pursuant to paragraph (b) of Rule 485
          -----------
            (date)

   |_| 60 days after filing pursuant to paragraph (a) of Rule 485
   |_| on ____________ pursuant to paragraph (a) of Rule 485

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY FORM N-8B-2)

    N-8B-2 ITEM NUMBER  LOCATION
    ------------------  --------

           1.           Cover Page

           2.           Cover Page

           3.           Not Applicable

           4.           Sale of the Contract and Sales Commissions

           5.           Pruco Life of New Jersey Variable Insurance Account

           6.           Pruco Life of New Jersey Variable Insurance Account

           7.           Not Applicable

           8.           Not Applicable

           9.           Litigation

          10. Brief Description of Contract; Short-Term Cancellation Right, or "Free Look"; Premiums; Premium Adjustment; Allocation of Premiums; Transfers; Charges and
                        Expenses; How a Contract's Death Benefit Will Vary;
                        How a Contract's Cash Value Will Vary; Withdrawal of a Portion of a Contract's Net Cash Value; Surrender of a Contract for its Net Cash Value; When Proceeds are Paid; Right to Exchange a Contract for a Fixed-Benefit Whole-Life Policy; Lapse and Reinstatement; Options on Lapse; Riders; Other General Contract Provisions; Voting Rights; Substitution of Series Fund Shares

          11. Brief Description of the Contract; Pruco Life of New Jersey Variable Insurance Account

          12. Cover Page; Brief Description of the Contract; The Prudential Series Fund, Inc.; Sale of the Contract and Sales Commissions

          13. Brief Description of the Contract; The Prudential Series Fund, Inc.; Charges and Expenses; Sale of the Contract and Sales Commissions

          14. Brief Description of the Contract; Requirements for Issuance of a Contract

          15.           Brief Description of the Contract; Allocation of
                        Premiums; Transfers

          16. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

          17.           When Proceeds are Paid

          18.           Pruco Life of New Jersey Variable Insurance Account

          19.           Reports to Contract Owners

          20.           Not Applicable

          21.           Contract Loans

          22.           Not Applicable

          23.           Not Applicable

    N-8B-2 ITEM NUMBER  LOCATION
    ------------------  --------

          24.           Other General Contract Provisions

          25.           Pruco Life Insurance Company of New Jersey

          26. Brief Description of the Contract; The Prudential Series Fund, Inc.; Charges and Expenses

          27. Pruco Life Insurance Company of New Jersey; The Prudential Series Fund, Inc.

          28. Pruco Life Insurance Company of New Jersey; Directors and Officers

          29.           Pruco Life Insurance Company of New Jersey

          30.           Not Applicable

          31.           Not Applicable

          32.           Not Applicable

          33.           Not Applicable

          34.           Not Applicable

          35.           Pruco Life Insurance Company of New Jersey

          36.           Not Applicable

          37.           Not Applicable

          38.           Sale of the Contract and Sales Commissions

          39.           Sale of the Contract and Sales Commissions

          40.           Not Applicable

          41.           Sale of the Contract and Sales Commissions

          42.           Not Applicable

          43.           Not Applicable

          44. Brief Description of the Contract; The Prudential Series Fund, Inc.; How a Contract's Death Benefit Will Vary; How a Contract's Cash Value Will Vary

          45.           Not Applicable

          46. Brief Description of the Contract; Pruco Life of New Jersey Variable Insurance Account; The Prudential Series Fund, Inc.

          47.           Pruco Life of New Jersey Variable Insurance Account;
                        The Prudential Series Fund, Inc.

          48.           Not Applicable

          49.           Not Applicable

          50.           Not Applicable

          51.           Not Applicable

          52.           Substitution of Series Fund Shares

          53.           Tax Treatment of Contract Benefits

          54.           Not Applicable

          55.           Not Applicable

    N-8B-2 ITEM NUMBER  LOCATION
    ------------------  --------

          56.           Not Applicable

          57.           Not Applicable

          58.           Not Applicable

          59. Financial Statements; Financial Statements of Pruco Life of New Jersey Variable Insurance Account; Financial Statements of Pruco Life Insurance Company of New
                        Jersey

                                        PART I

                          INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS


MAY 1, 1997


PRUCO LIFE INSURANCE COMPANY
OF NEW JERSEY
VARIABLE INSURANCE ACCOUNT

--------------------------------------------------------------------------------
VARIABLE
LIFE INSURANCE
CONTRACTS


This prospectus describes a variable life insurance contract (the "Contract") issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). As of January 1, 1992, these Contracts are no longer available for sale. These Contracts provide whole-life insurance protection. That is, they provide lifetime insurance coverage, as long as premiums are paid. They also provide a cash value for the owner if the Contract is terminated during the insured's lifetime. A Contract's death benefit varies monthly with the investment performance of the subaccounts of the Pruco Life of New Jersey Variable Insurance Account (the "Account") to which the owner allocates the net premiums. Whatever the investment performance, however, it will not cause the death benefit to be less than a guaranteed minimum amount (generally the face amount specified in the Contract). The cash value of a Contract generally increases with the payment of each premium, but it also varies daily with investment performance. There is no guaranteed minimum cash value.


A Contract's net premiums and earnings on those premiums will be held in one or more of the investment subaccounts of the Account or, pursuant to a real estate investment option, in the Pruco Life of New Jersey Variable Contract Real Property Account (the "Real Property Account"). The assets of each subaccount will be invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The attached prospectus for the Series Fund and its statement of additional information describe the investment objectives of the thirteen portfolios of the Series Fund in which net premiums under the Contracts may currently be invested--the MONEY MARKET PORTFOLIO, the DIVERSIFIED BOND PORTFOLIO, the GOVERNMENT INCOME PORTFOLIO, the CONSERVATIVE BALANCED PORTFOLIO, the FLEXIBLE MANAGED PORTFOLIO, the HIGH YIELD BOND PORTFOLIO, the STOCK INDEX PORTFOLIO, the EQUITY INCOME PORTFOLIO, the EQUITY PORTFOLIO, the PRUDENTIAL JENNISON PORTFOLIO, the SMALL CAPITALIZATION STOCK PORTFOLIO, the GLOBAL PORTFOLIO, and the NATURAL RESOURCES PORTFOLIO. Other subaccounts and portfolios may be added in the future. The REAL PROPERTY ACCOUNT, through a partnership, invests primarily in income-producing real property. The Real Property Account is described in a prospectus that is attached to this one. This prospectus describes the Contract generally and the Pruco Life of New Jersey Variable Insurance Account.


THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, A NEW POLICY SUPPLEMENTING THE EXISTING POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC. AND A CURRENT PROSPECTUS FOR THE PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACCOUNT.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                       Telephone: (800) 437-4016, Ext. 46


VLI-2 Ed 5-97
Catalog No. 646965I

                               PROSPECTUS CONTENTS

                                                                            Page

BRIEF DESCRIPTION OF THE CONTRACT..............................................1

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY,
   PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT, AND THE VARIABLE
   INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.............................2
   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY..................................2
   PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT.........................2
   THE PRUDENTIAL SERIES FUND, INC.............................................3
   PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACCOUNT............3
   WHICH INVESTMENT OPTION SHOULD BE SELECTED..................................4

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS...........................4
   REQUIREMENTS FOR ISSUANCE OF A CONTRACT.....................................4
   PREMIUMS....................................................................5
   PREMIUM ADJUSTMENT..........................................................6
   ALLOCATION OF PREMIUMS......................................................6
   CHARGES AND EXPENSES........................................................6
   TRANSFERS...................................................................8
   HOW A CONTRACT'S DEATH BENEFIT WILL VARY....................................8
   HOW A CONTRACT'S CASH VALUE WILL VARY......................................10
   SURRENDER OF A CONTRACT FOR ITS NET CASH VALUE.............................12
   WITHDRAWAL OF A PORTION OF A CONTRACT'S NET CASH VALUE.....................12
   WHEN PROCEEDS ARE PAID.....................................................13
   LIVING NEEDS BENEFIT.......................................................13
   ILLUSTRATIONS OF CASH VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS.....14
   CONTRACT LOANS.............................................................15
   RIGHT TO EXCHANGE A CONTRACT FOR A FIXED-BENEFIT WHOLE-LIFE POLICY.........16
   SALE OF THE CONTRACT AND SALES COMMISSIONS.................................16
   TAX TREATMENT OF CONTRACT BENEFITS.........................................16
   LAPSE AND REINSTATEMENT....................................................18
   OPTIONS ON LAPSE...........................................................18
   LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS........19
   OTHER GENERAL CONTRACT PROVISIONS..........................................20
   RIDERS.....................................................................20
   VOTING RIGHTS..............................................................20
   SUBSTITUTION OF SERIES FUND SHARES.........................................21
   REPORTS TO CONTRACT OWNERS.................................................21
   STATE REGULATION...........................................................21
   EXPERTS....................................................................21
   LITIGATION.................................................................22
   ADDITIONAL INFORMATION.....................................................22
   FINANCIAL STATEMENTS.......................................................22

DIRECTORS AND OFFICERS........................................................23

FINANCIAL STATEMENTS OF PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT...A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY............B1

ADDITIONAL ILLUSTRATIONS OF CASH VALUES, DEATH BENEFITS, AND ACCUMULATED
  PREMIUMS ...................................................................C1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND, AND THE PROSPECTUS FOR THE REAL PROPERTY ACCOUNT.

                        BRIEF DESCRIPTION OF THE CONTRACT

This variable life insurance contract (the "Contract") being offered by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is in many respects similar to traditional "fixed-benefit" whole-life insurance. In other respects it is quite different. As with fixed-benefit whole-life insurance, the owner pays level premiums for a Contract that provides lifetime insurance coverage on the named insured. Like fixed-benefit whole-life insurance, a Contract has a cash value that the owner may obtain by terminating the Contract. Also like fixed-benefit whole-life insurance, a variety of optional benefits and riders may be added and may require an additional premium. Finally, like fixed-benefit whole-life insurance, the cash value of a Contract during the early years will be substantially lower than the sum of the premiums paid. Under a fixed-benefit contract, there are a fixed guaranteed death benefit and a cash value that increases at a guaranteed rate as additional premiums are paid; in some such contracts, the insurer may refund some of the premium as a dividend if its experience is better than the assumptions upon which it made its guarantees. The variable life insurance Contract described here also has a schedule of cash values and a guaranteed minimum death benefit. The distinctive feature of this Contract is that the premiums, after certain deductions are made, are placed in one or more separate investment subaccounts of Pruco Life of New Jersey's Variable Insurance Account, and the death benefit and cash value may increase or decrease, depending on the investment performance of the selected subaccount[s]. There is no minimum cash value. But, as long as no premium is in default and there is no loan on the Contract, the death benefit will not be less than a guaranteed minimum amount (the face amount specified in the Contract, unless the Contract owner has withdrawn part of the Contract's cash value). See WITHDRAWAL OF A PORTION OF A CONTRACT'S NET CASH VALUE, page 12. The smallest Contract has a face amount of $25,000. As of January 1, 1992, these Contracts are no longer available for sale.


The owner of a Contract chooses the subaccount[s] of the Pruco Life Variable Insurance Account (the "Account") into which the net premiums will be placed. At present there are thirteen subaccounts, each of which is invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), a series mutual fund to which The Prudential Insurance Company of America ("Prudential") acts as investment advisor. The MONEY MARKET PORTFOLIO is invested in short-term debt obligations similar to those purchased by money market funds; the DIVERSIFIED BOND PORTFOLIO is invested primarily in high quality medium-term corporate and government debt securities; the GOVERNMENT INCOME PORTFOLIO is invested primarily in US Government securities including intermediate and long-term US Treasury securities and debt obligations issued by agencies of or instrumentalities established, sponsored or guaranteed by the U.S. Government; the CONSERVATIVE BALANCED PORTFOLIO is invested in a mix of money market instruments, fixed income securities and common stock in proportions believed by the investment manager to be appropriate for an investor who desires diversification of investment who prefers a relatively lower risk of loss and correspondingly reduced chance of high appreciation; the FLEXIBLE MANAGED PORTFOLIO is invested in a mix of money market instruments, fixed income securities and common stocks, in proportions believed by the investment manager to be appropriate for an investor desiring diversification of investment who is willing to accept a relatively high level of loss in an effort to achieve greater appreciation; the HIGH YIELD BOND PORTFOLIO is invested primarily in high yield fixed-income securities of medium to lower quality, also known as high risk bonds; the STOCK INDEX PORTFOLIO is invested in common stocks selected to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index; the EQUITY INCOME PORTFOLIO is invested primarily in common stocks and convertible securities that provide favorable prospects for investment income returns above those of the Standard & Poor's 500 Stock Index or the NYSE Composite Index; the EQUITY PORTFOLIO is invested primarily in common stocks; the PRUDENTIAL JENNISON PORTFOLIO is invested primarily in equity securities of established companies with above-average growth prospects; the SMALL CAPITALIZATION STOCK PORTFOLIO is invested in equity securities of publicly-traded companies with small market capitalization; the GLOBAL PORTFOLIO is invested primarily in common stocks and common stock equivalents (such as convertible debt securities) of foreign and domestic issuers; the NATURAL RESOURCES PORTFOLIO is invested primarily in common stocks and convertible securities of natural resource companies, and in securities (typically debt securities or preferred stock) the terms of which are related to the market value of a natural resource. Further information about the Series Fund portfolios can be found under THE PRUDENTIAL SERIES FUND, INC. on page 3.


The Contract owner may also invest a portion of his or her net premiums in the Pruco Life of New Jersey Variable Contract Real Property Account (the "Real Property Account"), which, through a partnership, invests primarily in income-producing real property. If a Contract owner elects to invest a portion of his or her net premiums in the Real Property Account, the assets will be maintained in a subaccount of the Real Property Account related to the Contract that provides the mechanism and maintains the records whereby the various Contract charges are made. The investment objectives of the Real Property Account and the partnership are described briefly under PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACCOUNT on page 3.

Because the assets that relate to the Contract may be invested in these various investment options, the Contract offers an opportunity for the cash value to appreciate more rapidly than it would under comparable fixed-benefit whole-life insurance. But the owner must accept the risk that if investment performance is unfavorable the cash value may not appreciate as rapidly and, indeed, may decrease in value.


Pruco Life of New Jersey deducts certain charges from each premium payment and from the amounts held in the designated investment options. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CHARGES AND EXPENSES on page 6. In brief, and subject to that fuller description, the following charges may be made: (1) an annual administrative charge of $30 if premiums are paid annually, $32 if paid semi-annually, $36 if paid quarterly, and $48 if paid monthly; (2) a one-time first-year administrative charge upon each premium of up to $5 for each $1,000 of face amount if premiums are paid annually, $2.52 if paid semi-annually, $1.27 if paid quarterly, and $0.43 if paid monthly; (3) sales load charges of not more than 30% of the basic premium in the first Contract year, not more than 10% of the basic premium in the second year, and not more than 9% of the sum of the basic premiums to be paid in the first 20 years; (4) a premium tax charge of 2% is deducted from each basic premium; (5) a guaranteed minimum death benefit risk charge of not more than 1.2% of each basic premium; (6) each month, a charge for anticipated mortality based on the 1980 CSO Tables is deducted; (7) a daily charge equivalent to an annual rate of 0.35% is deducted from the assets of the subaccounts for mortality and expense risks;
(8) if the Contract includes riders, a deduction from each premium payment will be made for charges applicable to those riders; and (9) certain fees and expenses are deducted from the assets of the Series Fund and Real Property Account. Because of these charges, prospective purchasers should purchase a Contract only if they intend and have the financial capability to keep it in force for a substantial period. The death benefit increases or decreases monthly (but not below the guaranteed minimum amount) depending on the investment results of the subaccount[s] and/or the Real Property Account in which the Contract participates. It does not change simply because a premium is paid. The cash value also changes at a rate that depends on the investment results, but these changes take place daily rather than monthly. Each premium payment has the effect of adding to the cash value. For more detailed information about how the death benefit and cash value change, see HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 8 and HOW A CONTRACT'S CASH VALUE WILL VARY, page 10.


For a limited time, a Contract may be returned for a refund in accordance with the terms of its "free look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK," page 4.

Each owner should retain a copy of the Contract document. That document, together with the attached application, constitutes the entire agreement between the owner and Pruco Life of New Jersey.

                 GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE
                 COMPANY OF NEW JERSEY, PRUCO LIFE OF NEW JERSEY
                  VARIABLE INSURANCE ACCOUNT, AND THE VARIABLE
                 INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York.


Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which in turn is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. As of December 31, 1996, Prudential has invested $127 million in Pruco Life of New Jersey through its subsidiary Pruco Life Insurance Company in connection with Pruco Life of New Jersey's organization and operation. Prudential intends from time to time to make additional capital contributions to Pruco Life of New Jersey as needed to enable it to meet its reserve requirements and expenses in connection with its business. However, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life of New Jersey's financial statements begin on page B1 and should be considered only as bearing upon Pruco Life of New Jersey's ability to meet its obligations under the Contracts.


PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT

The Pruco Life of New Jersey Variable Insurance Account (the "Account") was established on December 29, 1982 under New Jersey law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.


The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey. Pruco Life of New Jersey is also the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life of New Jersey to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Before making any such transfer, Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life of New Jersey. There are currently thirteen subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE PRUDENTIAL SERIES FUND, INC.


The Prudential Series Fund, Inc. (the "Series Fund") is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other insurers that offer variable life insurance and variable annuity contracts. On October 31, 1986, the Pruco Life Series Fund, Inc., an open-ended, diversified management investment company which sold its shares only to separate accounts of Pruco Life of New Jersey and Pruco Life Insurance Company, was merged into the Series Fund. Prior to that date, the Account invested only in shares of the Pruco Life Series Fund, Inc. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Pruco Life of New Jersey to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.

Prudential is the investment advisor for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential , PIC, and Jennison are registered as investment advisors under the Investment Advisers Act of 1940.

As an investment advisor, Prudential charges the Series Fund a daily investment management fee as compensation for its services. In addition to the investment management fee, each portfolio incurs certain expenses, such as accounting and custodian fees. See CHARGES AND EXPENSES, page 6.


It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund, nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as:
(1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN-INCLUDING ANY RISKS ASSOCIATED WITH INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO, AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACCOUNT


The Pruco Life of New Jersey Variable Contract Real Property Account (the "Real Property Account") is a separate account of Pruco Life of New Jersey that, through a general partnership formed by Prudential and two of its subsidiaries, invests primarily in income-producing real property such as office buildings, shopping centers, agricultural land, hotels, apartments or industrial properties. It also invests in mortgage loans and other real estate-related investments, including sale-leaseback transactions. The objectives of the Real Property Account and the partnership are to preserve and protect capital, provide for compounding of income as a result of reinvestment of cash flow from investments, and provide for increases over time in the amount of such income through appreciation in the value of assets.


The partnership has entered into an investment management agreement with Prudential, under which Prudential selects the properties and other investments held by the partnership. Prudential charges the partnership a daily fee for investment management which amounts to 1.25% per year of the average daily gross assets of the partnership.


A FULL DESCRIPTION OF THE REAL PROPERTY ACCOUNT, ITS MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS CHARGES AND EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN, THE PARTNERSHIP'S INVESTMENT OBJECTIVES, AND ALL OTHER ASPECTS OF THE REAL PROPERTY ACCOUNT'S AND THE PARTNERSHIP'S OPERATIONS IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE REAL PROPERTY ACCOUNT, WHICH SHOULD BE READ TOGETHER WITH THIS PROSPECTUS BY ANY CONTRACT OWNER CONSIDERING THE REAL ESTATE INVESTMENT OPTION. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

WHICH INVESTMENT OPTION SHOULD BE SELECTED?

A broad objective of the Contract is to provide benefits that will increase in value if favorable investment results are achieved. Contract owners have a large number of options as to how the amounts credited to their Contracts will be invested. Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, the Stock Index, Equity Income, Prudential Jennison, Small Capitalization Stock, Equity, Global, or Natural Resources Portfolios may be desirable options for Contract owners who are willing to accept such volatility in their Contract values. Each of these equity portfolios involves somewhat different investment risks, policies, and programs.


Some Contract owners may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Government Income or Diversified Bond Portfolios, while others, who desire even greater safety of principal, may prefer the Money Market Portfolio, recognizing that the level of short-term rates may change rather rapidly. Contract owners not interested in common stocks but willing to take risks and seeking the possibility of a high total return may prefer the High Yield Bond Portfolio, recognizing that with higher yielding, lower quality bonds the risks are greater. Some Contract owners may wish to divide their funds among two or more of the portfolios. Some may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing one of the Balanced Portfolios. The Real Property Account permits a Contract owner to diversify his or her investment under the Contract to include an interest in a pool of income-producing real property, and real estate is often considered to be a hedge against inflation.

Each Contract owner must make his or her own choice that takes into account how willing he or she is to accept investment risks, the manner in which his or her other assets are invested, and his or her own predictions about what investment results are likely to be in the future. Prudential recommends against frequent transfers among the several options as experience generally indicates that "market timing" investing, particularly by non-professional investors, is likely to prove unsuccessful.


                      DETAILED INFORMATION FOR PROSPECTIVE
                                 CONTRACT OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

As of January 1, 1992, these Contracts are no longer available for sale. The minimum initial guaranteed death benefit that can be applied for is $25,000. The Contract may generally be issued on insureds below the age of 76. Before issuing any Contract, Pruco Life of New Jersey requires evidence of insurability which may include a medical examination. Non-smokers who meet preferred underwriting requirements are offered the most favorable premium rate. A higher premium is charged if an extra mortality risk is involved. These are the current underwriting requirements. The Company reserves the right to change them on a non-discriminatory basis.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"


Generally, a Contract may be returned for a refund within 10 days after it is received by the Contract owner, within 45 days after Part I of the application for insurance is signed or within 10 days after Pruco Life of New Jersey mails or delivers a Notice of Withdrawal Right, whichever is latest. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. The Contract owner will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, the Contract owner who exercises his or her short-term cancellation right will receive a refund of all premium payments made, with no adjustment for investment experience.

PREMIUMS

Premiums on the Contract are level, fixed, and payable in advance during the insured's lifetime on an annual, semi-annual, quarterly or monthly basis. If paid more often than annually, an extra fee will be charged to compensate Pruco Life of New Jersey for the additional processing costs (see CHARGES AND EXPENSES, page 6) and for the loss of interest (computed generally at an annual rate of 8%) incurred because premiums are paid throughout rather than at the beginning of each Contract year. The premium amount depends on the Contract's face amount, the insured's sex (except where unisex rates apply) and age at issue, and the insured's risk classification. Contract owners who pay premiums other than on a monthly basis will receive notice that a premium is due about 3 weeks before each due date. Contract owners who pay premiums monthly will receive each year a book with twelve coupons that will serve as a reminder. With Pruco Life of New Jersey's consent, an owner may change the frequency of premium payments.

A Contract owner may elect to have monthly premiums paid automatically under the "Pru-Matic Premium Plan" by pre-authorized transfers from a bank checking account. Some Contract owners may also be eligible to have monthly premiums paid by pre-authorized deductions from an employer's payroll.

The following table shows representative standard and preferred annual premium amounts for various face amounts:

----------------------------------------------------------------------
                       $25,000 FACE                 $100,000 FACE
                          AMOUNT                        AMOUNT
                 -----------------------       -----------------------
                 PREFERRED      STANDARD       PREFERRED      STANDARD
----------------------------------------------------------------------
 Male, age 25     $270.00        $283.25       $ 990.00      $1,043.00
   at issue
----------------------------------------------------------------------
Female, age 35    $333.75        $342.75       $1,245.00     $1,281.00
   at issue
----------------------------------------------------------------------
 Male, age 40     $449.00        $484.50       $1,706.00     $1,848.00
   at issue
----------------------------------------------------------------------

The following table compares annual and monthly premiums for insureds who are standard risks. Note that in these examples the sum of 12 monthly premiums for a particular Contract is approximately 105% to 110% of the annual premium for that Contract.

----------------------------------------------------------------------
                       $25,000 FACE                 $100,000 FACE
                          AMOUNT                        AMOUNT
                 -----------------------       -----------------------
                  MONTHLY        ANNUAL         MONTHLY        ANNUAL
----------------------------------------------------------------------
 Male, age 25      $26.00        $283.25        $ 92.00      $1,043.00
   at issue
----------------------------------------------------------------------
FEMALE, AGE 35     $31.00        $342.75        $112.00      $1,281.00
   AT ISSUE
----------------------------------------------------------------------
 MALE, AGE 40      $43.25        $484.50        $161.00      $1,848.00
   AT ISSUE
----------------------------------------------------------------------

There is a grace period of 31 days for each premium except the first one. During the grace period, the Contract will continue in effect. A contract will lapse if a premium has not been paid by the end of the grace period. Upon lapse, the Contract owner will have several options. These may include continuing the amount of insurance coverage in effect on the due date of the unpaid premium, less any Contract debt, for a fixed period, continuing a lesser amount of insurance for the lifetime of the insured, or surrender of the Contract for its net cash value. See OPTIONS ON LAPSE, page 18.

PREMIUM ADJUSTMENT

If the insured dies during the grace period before the premium is paid, the portion of the unpaid premium that covers the period from the due date to the date of death will be deducted from the death benefit. If the insured dies while no premium is in default, Pruco Life of New Jersey will increase the death benefit by the portion of the last premium that covers the period subsequent to the date of death.

ALLOCATION OF PREMIUMS


Net premium payments--that is, the amount of the premiums less the deductions described below in items 1 through 5 under CHARGES AND EXPENSES--will be placed as of the end of the valuation period when due (not when received) in one or more subaccounts of the Account and/or the Real Property Account, as directed by the Contract owner. Any premium payments received prior to the due date will be held in Pruco Life of New Jersey's general account, and the net premium will not be credited to the subaccounts selected by a Contract owner until the due date. Provided the Contract is not in default, the Contract owner may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning that Home Office, provided the Contract owner is enrolled to use the Telephone Transfer System. There is no charge for reallocating future net premiums. If any portion of a net premium is allocated to a particular investment option, that portion must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot.


CHARGES AND EXPENSES


 Every charge made by Pruco Life of New Jersey under the Contract is described below.


1. If premiums are paid annually, there is an annual administrative charge of $30 for administrative expenses incurred, among other things, for billing, collecting premiums, processing claims, paying cash values, making Contract changes, keeping records, and communicating with Contract owners. If premiums are paid more frequently, the annual administrative charge will be higher to reflect the additional expense incurred in collecting and processing more frequent premiums. The charge will be $32 if premiums are paid semi-annually, $36 if premiums are paid quarterly, and $48 if premiums are paid monthly. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $1,499,381, $1,579,409 and $1,679,328, respectively, in annual administrative charges.

2. There is a charge to compensate Pruco Life of New Jersey for the cost of selling the Contract. This cost includes sales commissions, advertising, and the printing of prospectuses and sales literature. This charge is generally called the "sales load." It is not more than 30% of the basic premium (defined below) in the first Contract year, not more than 10% of the basic premium in the second year, and not more than 9% of the sum of the basic premiums to be paid in the first 20 years. Also, in any year it is never more than in a prior year. The basic premium is what the gross annual premium for the Contract, less the annual administrative charge, would be if the insured were in the standard rating class and if the Contract had no optional insurance benefits. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $1,430,362, $1,530,590 and $1,654,941 respectively, in sales load charges.

3. There is a premium tax charge of 2% of each basic premium. Pruco Life of New Jersey may collect more for this charge than it actually pays for premium taxes. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $286,525, $307,278 and $331,560, respectively, in charges for payment of such taxes.


4. There is a charge of not more than 1.2% of each basic premium to compensate Pruco Life of New Jersey for the risk that an insured may die at a time when the death benefit exceeds the benefit that would have been payable in the absence of a minimum guarantee. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $171,915, $184,367 and $198,936, respectively, for this risk charge.

     When premiums are paid more frequently than annually, these charges will be deducted proportionately from each premium payment.

     If there is an extra premium for optional insurance benefits or for an extra mortality risk, or if there is a premium discount because the insured is in the preferred rating class, the amount allocated to the separate account will be equal to the amount that would have been allocated if the insured had been in the standard rating class and there were no optional insurance benefits.

5. Apart from the deductions from gross premiums just described, the amounts held in the Account and/or the Real Property Account attributable to each Contract are subject to a mortality charge and are reduced once a month to compensate Pruco Life of New Jersey for the anticipated cost of paying death benefits to the beneficiaries of those persons who die during that period. The amount of this reduction is based on the 1980 Commissioner's Standard Ordinary Mortality Table (the "1980 CSO Table").

6. There is also a daily charge to the Account and/or the Real Property Account for the mortality and expense risks that Pruco Life of New Jersey assumes. This charge is made daily at an effective annual rate of 0.35% of the value of the Account's and/or the Real Property Account's assets. The mortality risk assumed is that insureds may live for a shorter period of time than that predicted by the 1980 CSO Table. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will be greater than Pruco Life of New Jersey estimated. During 1996, 1995 and 1994, Pruco Life of New Jersey received a total of approximately $470,315, $406,290 and $359,093, respectively, in mortality and expense risk charges.

7. If the Contract includes riders, a deduction from each premium payment will be made for charges applicable to those riders.

8. An investment advisory fee is deducted daily from each portfolio at a rate, on an annualized basis, from 0.35% for the Stock Index Portfolio to 0.75% for the Global Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.

     The total expenses of each portfolio for the year 1996 expressed as a percentage of the average assets during the year are shown below:

--------------------------------------------------------------------------------
                                                  OTHER               TOTAL
                               INVESTMENT        EXPENSES            EXPENSES
         PORTFOLIO              ADVISORY      (AFTER EXPENSE      (AFTER EXPENSE
                                  FEE        REIMBURSEMENT)*     REIMBURSEMENT)*
--------------------------------------------------------------------------------
MONEY MARKET                     0.40%            0.00%*              0.40%*
DIVERSIFIED BOND                 0.40%            0.00%*              0.40%*
GOVERNMENT INCOME                0.40%            0.06%               0.46%
CONSERVATIVE BALANCED            0.55%            0.00%*              0.40%*
FLEXIBLE MANAGED                 0.60%            0.00%*              0.40%*
HIGH YIELD BOND                  0.55%            0.08%               0.63%
STOCK INDEX                      0.35%            0.05%               0.40%
EQUITY INCOME                    0.40%            0.05%               0.45%
EQUITY                           0.45%            0.00%*              0.40%*
PRUDENTIAL JENNISON              0.60%            0.06%               0.66%
SMALL CAPITALIZATION STOCK       0.40%            0.16%               0.56%
GLOBAL                           0.75%            0.17%               0.92%
NATURAL RESOURCES                0.45%            0.07%               0.52%
--------------------------------------------------------------------------------

* Some investment management fees and expenses charged to the Series Fund may be higher than those that were previously charged to the Pruco Life Series Fund, Inc. (0.4%), in which the Account previously invested. For the Money Market, Diversified Bond, Conservative Balanced, Flexible Managed, and Equity Portfolios, Pruco Life of New Jersey will make daily adjustments that will offset the effect on Contract owners of any higher investment management fees and expenses charged against the Series Fund. Without such adjustments the portfolio expenses indirectly borne by a Contract owner, expressed as a percentage of the average daily net assets by portfolio, would have been 0.44% for the Money Market Portfolio, 0.45% for the Diversified Bond Portfolio, 0.59% for the Conservative Balanced Portfolio, 0.64% for the Flexible Managed Portfolio and 0.50% for the Equity Portfolio. No such offset will be made with respect to the remaining portfolios, which had no counterparts in the Pruco Life Series Fund, Inc.


The deductions and charges described above will not be increased by Pruco Life of New Jersey with respect to any Contract in effect regardless of any changes in longevity or increases in expenses.

The earnings of the Account are taxed as part of the operations of Pruco Life of New Jersey. No charge is being made currently to the Account for Company federal income taxes. Pruco Life of New Jersey will review the question of a charge to the Account for Company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws Pruco Life of New Jersey may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Contracts or the Account. If there is a material change in applicable state or local tax laws, the imposition of any such taxes upon Pruco Life of New Jersey that are attributable to the Account may result in a corresponding charge against the Account.

More detailed information is contained in the attached prospectus for the Series Fund and its statement of additional information.


TRANSFERS


Provided no premium is overdue or if the Contract is in force as variable reduced paid-up insurance (see OPTIONS ON LAPSE, page 18), the owner may, up to four times in each Contract year, transfer amounts from one subaccount to another subaccount or to the Real Property Account. Currently, Contract owners may make additional transfers with our consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred. Transfers to and from the Real Property Account are subject to restrictions described in the prospectus for that investment option.

Transfers among subaccounts or to the Real Property Account will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The "valuation period" means the period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios of the Series Fund are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open. The request may be in terms of dollars, such as a request to transfer $10,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. The Contract owner may transfer amounts by proper written notice to a Home Office or by telephone, provided the Contract owner is enrolled to use the Telephone Transfer System. Contract owners will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or the Contract owner elects not to have this privilege. Telephone transfers may not be available on policies that are assigned, see ASSIGNMENT, page 20, depending on the terms of the assignment. Pruco Life of New Jersey has adopted procedures designed to ensure that requests by telephone are genuine. The Company will not be held liable for following telephone instructions that it reasonably believes to be genuine. Pruco Life of New Jersey cannot guarantee that owners will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.


HOW A CONTRACT'S DEATH BENEFIT WILL VARY

Although a Contract's death benefit can never be less than the Contract's guaranteed minimum amount (assuming no outstanding Contract debt or premium in default), it will change on the first day of each Contract month after the first month by an amount that depends on the investment performance of the subaccounts and/or the Real Property Account in which the Contract participates. The first Contract month starts on the Contract date. When the first premium is paid with the application, the Contract date is ordinarily the later of the date of the application or the date of any medical examination. If the first premium is not paid with the application, the Contract date is ordinarily 2 or 3 days after the application is approved by Pruco Life of New Jersey so that it either coincides with or is prior to the date on which the first premium is paid. For the purpose of calculating benefits, the initial net premium is deemed to be placed in the Account on the Contract date. Each succeeding Contract month starts on the same date in the month as the Contract date. The first day of each Contract month is called the "Monthly date."

To simplify the following discussion, it is assumed that all of the net premiums under a Contract have been allocated to a single subaccount. If the value of the assets relating to the Contract held in the subaccount has increased due to investment performance during the Contract month at greater than a 4% annual rate, the Contract's death benefit will increase on the first day of the next Contract month; if the value of these assets decreases or increases at less than a 4% annual rate, the death benefit will decrease (but not below the guaranteed minimum amount). The reason the assets of the subaccount relating to a Contract must increase from one Monthly date to the next at a rate of more than 4% a year in order for the death benefit to increase is that Pruco Life of New Jersey, in determining the premiums for the Contract, has assumed that the value of the assets will increase due to investment performance at a rate of 4% a year.

The exact amount by which the death benefit changes is determined by an actuarial computation that is based, among other things, upon the age and sex (except where unisex rates apply) of the insured, the size of the Contract, and the number of years it has been in effect, as well as by the investment results of the subaccount in which the Contract participates. In general, a change in the dollar value of a subaccount's assets due to investment results will produce a larger change in the death benefit for a younger insured than for an older insured and a slightly larger change for a female insured than for a male.

Because the assets relating to a Contract tend to grow as net premiums are paid, the dollar change in the death benefit will tend to be greater for a Contract that has been in effect for a long time than for one that has been in effect for a short time, despite the fact that the insured is older.

Illustrations of how the death benefit for representative Contracts will vary over extended periods, assuming several different uniform investment results, are included in tables on pages T1 and T2 and on pages C1 and C2 of this prospectus. The examples set forth below illustrate death benefits. These examples set forth below also assume a total Series Fund expense ratio of 0.51% (taking into account the offsets described under CHARGES AND EXPENSES on page
6).


The following two examples show, for the same Contracts, how the death benefit will vary over a selected year for two hypothetical investment results that are different from those shown in the tables and thus provide additional comparisons.


Example No. 1. Contract with $50,000 guaranteed death benefit and annual premiums in effect for 18 years, during which the value of the assets in the subaccount increased due to investment performance at a uniform rate of 7.14% per year. In the 19th year the value of the assets increases at a uniform rate of 8.14%. (These percentages correspond to gross annual investment returns in the corresponding Series Fund portfolio of 8% and 9% per year, respectively.)

----------------------------------------------
              DEATH BENEFIT     DEATH BENEFIT
   INSURED    END OF YEAR 18    END OF YEAR 19
----------------------------------------------
Male, age 25     $59,406           $60,878
  at issue
----------------------------------------------
Male, age 40     $60,533           $62,149
  at issue
----------------------------------------------

Example No. 2. Same assumptions as in Example No. 1 except that the value of the assets increases by 1.14% in the 19th year. (This percentage corresponds to a gross annual investment return in the corresponding Series Fund portfolio of 2%.)

----------------------------------------------
              DEATH BENEFIT     DEATH BENEFIT
   INSURED    END OF YEAR 18    END OF YEAR 19
----------------------------------------------
Male, age 25     $59,406           $58,390
  at issue
----------------------------------------------
Male, age 40     $60,533           $59,417
  at issue
----------------------------------------------

In these examples the changes are slightly greater for the Contract issued on the older insured because the premiums for a $50,000 Contract issued at age 40 are greater than those for one issued at age 25, and the dollar amount of the increase resulting from a 7.14% compounded return upon the assets in the Account relating to the Contract on the older insured is therefore larger. The changes in the death benefit are greater even though the increase or decrease in the death benefit resulting from a $1 change in the assets relating to the Contract is greater for a younger insured.

Example No. 3. This example and the one following provide information for a Contract with an $800 annual premium, in effect for 18 years, during which the value of the assets in the subaccount increased due to investment performance at a uniform rate of 7.14% per year. In the 19th year the value of the assets increases at a uniform rate of 8.14%. (These percentages correspond to gross annual investment returns in the corresponding Series Fund portfolio of 8% and 9% per year, respectively.)

---------------------------------------------------------------------
                    GUARANTEED      Death Benefit      Death Benefit
   INSURED         DEATH BENEFIT    End of Year 18     End of Year 19
---------------------------------------------------------------------
 Male, age 25         $76,012          $90,312            $92,548
   at issue
---------------------------------------------------------------------
 Male, age 40         $42,354          $51,277            $52,646
   at issue
---------------------------------------------------------------------

Example No. 4. Same assumptions as Example No. 3 except that the value of the assets increases by 1.14% in the 19th year. (This percentage corresponds to a gross annual investment return in the corresponding Series Fund portfolio of 2%.)

---------------------------------------------------------------------
                    GUARANTEED      Death Benefit      Death Benefit
   INSURED         DEATH BENEFIT    End of Year 18     End of Year 19
---------------------------------------------------------------------
 Male, age 25        $76,012            $90,312           $88,767
   at issue
---------------------------------------------------------------------
 Male, age 40        $42,354            $51,277           $50,332
   at issue
---------------------------------------------------------------------


These examples show how the same investment results affect the death benefit more significantly for a younger insured.

If the assets in the subaccount in which the Contract participates have earned less than 4%, and the death benefit accordingly equals the guaranteed minimum amount, Pruco Life of New Jersey will keep a record of what the death benefit would have been had there not been a guaranteed minimum. If later investment results are favorable, that is if the value of the assets in the subaccount later increases at a rate greater than 4% a year, the death benefit will not become more than the guaranteed minimum amount until the earlier unfavorable investment results have been offset. For example, suppose for the first 3 years the value of the assets in the subaccount increases due to investment performance at only a rate of 2% per year. The death benefit will nevertheless remain at the guaranteed minimum amount. If the value of the assets increases at a rate of 8% in the fourth year, this might not be enough to offset the earlier unfavorable investment results. If so, the death benefit will not increase.

For further information, see the tables on pages T1 and T2. They show for various insureds how a Contract's death benefit and cash value will change if the gross investment return in the selected Series Fund portfolio[s] is 0%, 4% or 8%. In addition, the tables on pages C1 and C2 show, for various insureds, how a Contract's death benefit and cash value will change if the gross investment return is 0%, 6% or 12%. The registration statement of the Account on file with the SEC contains a full and precise description of how the death benefit and cash value of a Contract are determined.

HOW A CONTRACT'S CASH VALUE WILL VARY

A variable life insurance Contract has a net cash value which the owner may get by surrender of the Contract while the insured is living. Unlike traditional fixed-benefit whole-life insurance, however, a Contract's cash value is not known in advance even if it is assumed that premiums are paid when due, because it varies daily with the investment performance of the subaccount[s] and/or the Real Property Account in which the Contract participates.

A Contract's value upon surrender is its "net cash value," which is the cash value less any outstanding Contract debt. See CONTRACT LOANS, page 15. The following discussion of cash values assumes that there is no Contract debt, that no premium is in default, and that the net premiums have all been allocated to a single subaccount.

During the early months of the first Contract year, the cash value will be very small or zero because of the charges made in connection with issuance of the Contract. On the Contract date the cash value is equal to the first net premium, unless, as may be the case throughout the first Contract year, there are unpaid issue charge installments which reduce the cash value. Thereafter, the cash value on every Monthly date will be equal to the cash value on the preceding Monthly date increased or decreased by the change in the value of the assets relating to the Contract, less the amount Pruco Life of New Jersey needs to provide for the death benefit for the period between the two dates. If a premium is due and paid on a Monthly date, the cash value on that date is further increased by the amount of the net premium. The cash value between Monthly dates is computed in a similar way.

While the death benefit increases if the value of the assets in the subaccount increases at a rate of more than 4% a year, the investment performance needed to produce an increase in the cash value cannot be stated in advance. It is different for insureds of different age and sex (except where unisex rates apply) at issue. It is also different for Contracts on comparable insureds if those Contracts have been in effect for different lengths of time. Moreover, the crediting of the net premium on the due date (even if it has not yet been paid) does not result in any change in the death benefit, while the cash value is assumed to increase by exactly the amount of the net premium. But if the net premium is not paid before the end of the grace period, or if the Contract is surrendered before then, the cash value is adjusted downward to take into account the failure to pay the premium on the due date.


The tables on pages T1 and T2 and on pages C1 and C2 of this prospectus illustrate what the cash values would be for representative Contracts over extended periods, assuming uniform investment results, together with information about the aggregate premiums paid under these Contracts. The examples set forth below assume a total Series Fund expense ratio of 0.51% (taking into account the offsets described under CHARGES AND EXPENSES on page 6).


The following two examples show, for the same Contracts, how the cash values will vary over a selected year for two hypothetical investment results that are different from those shown in the tables.


Example No. 1. Contract with $50,000 guaranteed death benefit and annual premiums in effect for 18 years, during which the value of the assets in the subaccount increased due to investment performance at a uniform rate of 7.14% per year. In the 19th year the value of the assets increases at a uniform rate of 8.14%. (These percentages correspond to gross annual investment returns in the corresponding Series Fund portfolio of 8% and 9% per year, respectively.)

------------------------------------------------------
                    CASH VALUE            CASH VALUE
   INSURED        END OF YEAR 18        END OF YEAR 19
------------------------------------------------------
Male, age 25         $11,836                $13,089
  at issue
------------------------------------------------------
Male, age 40         $20,070                $22,046
  at issue
------------------------------------------------------

Example No. 2. Same assumptions as in Example No. 1 except that the value of the assets increases by 1.14% in the 19th year. (This percentage corresponds to a gross annual investment return in the corresponding Series Fund portfolio of 2%.)

------------------------------------------------------
                    CASH VALUE            CASH VALUE
   INSURED        END OF YEAR 18        END OF YEAR 19
------------------------------------------------------
Male, age 25          $11,836               $12,238
  at issue
------------------------------------------------------
Male, age 40          $20,070               $20,607
  at issue
------------------------------------------------------


The changes are greater for the older insured because the premiums (and hence the assets in the Account relating to the Contract on that insured) are greater and the same rate of increase therefore produces a greater dollar amount.


Example No. 3. This example and the one following provide information for a Contract with an $800 annual premium, in effect for 18 years, during which time the value of the assets in the subaccount increased due to investment performance at a uniform rate of 7.14% per year. In the 19th year the value of the assets increases at a uniform rate of 8.14%. (These percentages correspond to gross annual investment returns in the corresponding Series Fund portfolio of 8% and 9% per year, respectively.)

------------------------------------------------------
                    CASH VALUE            CASH VALUE
   INSURED        END OF YEAR 18        END OF YEAR 19
------------------------------------------------------
Male, age 25         $17,994               $19,899
  at issue
------------------------------------------------------
Male, age 40         $17,001               $18,675
  at issue
------------------------------------------------------

Example No. 4. Same assumptions as in Example No. 3 except that the value of the assets increases by 1.14% in the 19th year. (This percentage corresponds to a gross annual investment return in the corresponding Series Fund portfolio of 2%.)

------------------------------------------------------
                    CASH VALUE            CASH VALUE
   INSURED        END OF YEAR 18        END OF YEAR 19
------------------------------------------------------
Male, age 25         $17,994               $18,605
  at issue
------------------------------------------------------
Male, age 40         $17,001               $17,456
  at issue
------------------------------------------------------

The last two examples might be compared with Examples No. 3 and 4 above. Note that while the same premium results in a larger death benefit for the younger insured, the cash values for the younger and older insureds are quite similar. Note also that while the death benefit decreases if the investment return is 1.14% per year, the cash value increases.


Because a substantial part of each premium is used to provide life insurance protection, the cash values cannot meaningfully be compared with the amounts that would have been available had the gross premiums been invested without obtaining life insurance protection.

SURRENDER OF A CONTRACT FOR ITS NET CASH VALUE

A Contract may be surrendered in whole or in part for its net cash value while the insured is living. Surrendering a Contract in part involves splitting the Contract into two Contracts. One is surrendered for its net cash value; the other is continued in force on the same terms as the original Contract except that premiums and values will be appropriately reduced. The Contract continued must have a face amount of at least $25,000, and its premium will be based on the new face amount. Surrender of all or part of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 16.


To surrender a Contract in whole or in part, the owner must deliver or mail it, together with a written request in a form that meets Pruco Life of New Jersey's needs, to a Home Office. The net cash value of a surrendered Contract will be determined as of the valuation period such notice is received in a Home Office.


WITHDRAWAL OF A PORTION OF A CONTRACT'S NET CASH VALUE

Pruco Life of New Jersey will permit a Contract owner to withdraw a portion of the Contract's net cash value (generally that resulting from investment performance in excess of 4% a year) without surrendering the Contract, provided that the death benefit is reduced by the amount of paid-up whole life insurance that the cash value withdrawn would have purchased for that Contract owner, and that the guaranteed minimum death benefit is reduced so that the difference between the death benefit and the guaranteed minimum death benefit is the same percentage of cash value after the withdrawal as before. The right to withdraw such excess net cash value may be usefully compared with a partial surrender. As noted above, a partial surrender essentially involves splitting an existing Contract into two Contracts and surrendering one for its net cash value; the death benefit, the guaranteed minimum death benefit, and the cash value of the continuing Contract will all be proportionately reduced and a new lower scheduled premium will henceforth be payable. If a Contract owner elects to withdraw excess cash value, the scheduled premium is not reduced. The cash value is, of course, reduced by exactly the amount of the withdrawal. Both the death benefit and the guaranteed minimum death benefit are also reduced but by a lesser amount than they would be under a partial surrender. It is important to note, however, that if the face amount is decreased at any time during the first 7 Contract years, the Contract might be classified as a Modified Endowment Contract. For a brief discussion of the potential tax consequences of a Contract owner's withdrawal of the excess cash value, see TAX TREATMENT OF CONTRACT BENEFITS, page 16.

Upon request, Pruco Life of New Jersey will tell a Contract owner the amount of the net cash value that may be withdrawn in this manner and the amount of the corresponding reductions in the death benefit and guaranteed minimum death benefit for that or any lesser amount of cash value withdrawn. A Contract owner is able to exercise the right to withdraw a portion of the Contract's cash value either on an isolated or occasional basis or automatically every year, to the extent investment performance warrants, for the purpose of applying partial cash value withdrawals toward the payment of premiums on the Contract. To exercise this right, a Contract owner must deliver or mail a written request in a form that meets Pruco Life of New Jersey's needs to a Home Office.


WHEN PROCEEDS ARE PAID


Pruco Life of New Jersey will generally pay any death benefit, cash value or loan proceeds within 7 days after receipt at a Home Office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life of New Jersey may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.


With respect to a Contract in force as extended term or fixed reduced paid-up insurance, Pruco Life of New Jersey expects to pay any cash value promptly upon request. However, Pruco Life of New Jersey has the right to delay payment of such cash value for up to 6 months (or a shorter period if required by applicable law). Pruco Life of New Jersey will pay interest of at least 3% a year if it delays such a payment for 30 days or more (or a shorter period if required by applicable law).

LIVING NEEDS BENEFIT


Contract applicants may elect to add the LIVING NEEDS BENEFIT(sm) to their Contracts at issue. The benefit may vary state-by-state. It can generally be added only to Contracts of $50,000 or more or when the aggregate face amounts of the insured's eligible contracts equal $50,000 or more.

Subject to state regulatory approval, the LIVING NEEDS BENEFIT allows the Contract owner to elect to receive an accelerated payment of all or part of the Contract's death benefit, adjusted to reflect current value, at a time when certain special needs exist. The adjusted death benefit will always be less than the death benefit, but will generally be greater than the Contract's cash surrender value. One or both of the following options may be available. A Pruco Life of New Jersey representative should be consulted as to whether additional options may be available.


Terminal Illness Option. This option is available if the insured is diagnosed as terminally ill with a life expectancy of 6 months or less. When satisfactory evidence is provided, Pruco Life of New Jersey will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. The Contract owner may (1) elect to receive the benefit in a single sum or (2) receive equal monthly payments for 6 months. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs Benefit claim form in a single sum.

Nursing Home Option. This option is available after the insured has been confined to an eligible nursing home for 6 months or more. When satisfactory evidence is provided, including certification by a licensed physician, that the insured is expected to remain in the nursing home until death, Pruco Life of New Jersey will provide an accelerated payment of the portion of the death benefit selected by the Contract owner as a LIVING NEEDS BENEFIT. The Contract owner may
(1) elect to receive the benefits in a single sum or (2) receive equal monthly payments for a specified number of years (not more than 10 nor less than 2), depending upon the age of the insured. If the insured dies before all of the payments have been made, the present value of the remaining payments will be paid to the beneficiary designated in the Living Needs Benefit claim form in a single sum.

All or part of the Contract's death benefit may be accelerated under the LIVING NEEDS BENEFIT. If the benefit is only partially accelerated, a death benefit of at least $25,000 must remain under the Contract. Pruco Life of New Jersey reserves the right to determine the minimum amount that may be accelerated.

The LIVING NEEDS BENEFIT is available only in jurisdictions where and to the extent regulatory approval has been obtained. If desired by a Contract owner, the benefit must be requested on the Contract's application. There is no charge for adding the benefit to the Contract. However, an administrative charge (not to exceed $150) will be made at the time the LIVING NEEDS BENEFIT is paid.

No benefit will be payable if the Contract owner is required to elect it in order to meet the claims of creditors or to obtain a government benefit. Pruco Life of New Jersey can furnish details about the amount of LIVING NEEDS BENEFIT that is available to an eligible Contract owner under a particular Contract, and the adjusted premium payments that would be in effect if less than the entire death benefit is accelerated.

The Contract owner should consider whether adding this settlement option is appropriate in his or her given situation. Adding the LIVING NEEDS BENEFIT to the Contract has no adverse consequences; however, electing to use it could. With the exception of certain business-related policies, the recently enacted Health Insurance Portability and Accountability Act of 1996 excludes from income the LIVING NEEDS BENEFIT if the insured is terminally ill or chronically ill as defined by the tax law (although the exclusion in the latter case may be limited). Contract owners should consult a qualified tax advisor before electing to receive this benefit. Receipt of a LIVING NEEDS BENEFIT payment may also affect a Contract owner's eligibility for certain government benefits or entitlements.


ILLUSTRATIONS OF CASH VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS

The following tables have been prepared to help show how values under the Contract change with investment performance of the Account. The tables assume that no portion of the Contract's cash value is allocated to the Real Property Account. The tables illustrate how cash values and death benefits of Contracts with a given premium and face amount issued on an insured of a given age would vary over time if the return on the assets held in the selected Series Fund portfolios were a uniform, gross, after-tax, annual rate of 0%, 4% or 8%. The death benefits and cash values would be different from those shown if the returns averaged 0%, 4%, and 8% but fluctuated over and under those averages throughout the years.


The amounts shown for the death benefit and cash value as of each Contract year reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross, after-tax return of the portfolios. This is because the tables assume a total Series Fund expense ratio of 0.51% (taking into account the offsets described under CHARGES AND EXPENSES on page 6), and also reflect a daily mortality and expense risk charge to the Account equal to an effective annual charge of 0.35%. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.51% and will depend on which subaccounts are selected. Based on the above assumptions, gross annual rates of return of 0%, 4%, and 8% correspond to approximate net annual rates of return of -0.86%, 3.14%,and 7.14%.


The tables reflect the fact that no charges for federal or state income taxes are currently made against the Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 4% or 8% than it does now.

The second column of each table shows what results would be achieved if an amount equal to the total annual premium were invested to earn 4% interest compounded annually.

Upon request, Pruco Life of New Jersey will furnish a comparable illustration based on the proposed insured's age and sex (except where unisex rates apply) and on the face amount or premium amount requested. Such an illustration will assume that the insured is a standard (or, on request, a preferred) risk and that the premium will be paid on an annual basis.


Additional illustrations that assume the gross annual investment return is 0%, 6%, and 12% can be found on pages C1 and C2. These percentages correspond to approximate net annual rates of return of -0.86%, 5.14%, and 11.14%, respectively.

                                  ILLUSTRATIONS

                                  -------------

                        VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 25
                        $50,000 GUARANTEED DEATH BENEFIT
            $536.50 ANNUAL PREMIUM FOR STANDARD UNDERWRITING RISK (1)

                                              DEATH BENEFIT (2)                                   CASH VALUE (2)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       4% GROSS         8% GROSS           0% GROSS       4% GROSS         8% GROSS
    YEAR        PER YEAR         (-0.86% NET)     (3.14% NET)     (7.14% NET)       (-0.86% NET)     (3.14% NET)     (7.14% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $   558             $50,000         $50,000        $ 50,012             $   22         $    25         $    28
     2          $ 1,138             $50,000         $50,000        $ 50,080             $  376         $   396         $   416
     3          $ 1,742             $50,000         $50,000        $ 50,207             $  729         $   781         $   834
     4          $ 2,369             $50,000         $50,000        $ 50,392             $1,080         $ 1,178         $ 1,282
     5          $ 3,022             $50,000         $50,000        $ 50,637             $1,437         $ 1,597         $ 1,771
     6          $ 3,701             $50,000         $50,000        $ 50,942             $1,790         $ 2,028         $ 2,294
     7          $ 4,407             $50,000         $50,000        $ 51,307             $2,139         $ 2,471         $ 2,852
     8          $ 5,141             $50,000         $50,000        $ 51,734             $2,484         $ 2,926         $ 3,446
     9          $ 5,905             $50,000         $50,000        $ 52,222             $2,824         $ 3,392         $ 4,080
    10          $ 6,699             $50,000         $50,000        $ 52,771             $3,159         $ 3,870         $ 4,754
    15          $11,172             $50,000         $50,000        $ 56,445             $4,727         $ 6,408         $ 8,796
    20          $16,615             $50,000         $50,000        $ 61,704             $6,082         $ 9,154         $14,163
    25          $23,237             $50,000         $50,000        $ 68,621             $7,214         $12,080         $21,229
    30          $31,293             $50,000         $50,000        $ 77,318             $8,098         $15,128         $30,418
40 (AGE 65)     $53,020             $50,000         $50,000        $100,739             $9,005         $21,150         $56,847

(1) IF PREMIUMS ARE PAID MORE FREQUENTLY THAN ANNUALLY, THE PAYMENTS WOULD BE $274.50 SEMI-ANNUALLY, $139.50 QUARTERLY OR $48 MONTHLY. THE DEATH BENEFITS AND CASH VALUES WOULD BE SLIGHTLY DIFFERENT FOR A CONTRACT WITH MORE FREQUENT PREMIUM PAYMENTS.

(2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, AND 8% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T1

                        VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 40
                        $50,000 GUARANTEED DEATH BENEFIT
             $939 ANNUAL PREMIUM FOR STANDARD UNDERWRITING RISK (1)

                                              DEATH BENEFIT (2)                                   CASH VALUE (2)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       4% GROSS         8% GROSS           0% GROSS       4% GROSS         8% GROSS
    YEAR        PER YEAR         (-0.86% NET)     (3.14% NET)     (7.14% NET)       (-0.86% NET)     (3.14% NET)     (7.14% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $   977             $50,000         $50,000         $50,029            $   197         $   208         $   219
     2          $ 1,992             $50,000         $50,000         $50,120            $   815         $   863         $   912
     3          $ 3,048             $50,000         $50,000         $50,273            $ 1,417         $ 1,527         $ 1,642
     4          $ 4,147             $50,000         $50,000         $50,488            $ 2,001         $ 2,198         $ 2,410
     5          $ 5,289             $50,000         $50,000         $50,770            $ 2,641         $ 2,953         $ 3,296
     6          $ 6,477             $50,000         $50,000         $51,120            $ 3,263         $ 3,718         $ 4,231
     7          $ 7,713             $50,000         $50,000         $51,536            $ 3,868         $ 4,494         $ 5,217
     8          $ 8,998             $50,000         $50,000         $52,019            $ 4,456         $ 5,280         $ 6,257
     9          $10,335             $50,000         $50,000         $52,568            $ 5,026         $ 6,076         $ 7,353
    10          $11,725             $50,000         $50,000         $53,184            $ 5,579         $ 6,881         $ 8,507
    15          $19,554             $50,000         $50,000         $57,270            $ 8,039         $10,994         $15,222
    20          $29,080             $50,000         $50,000         $63,054            $ 9,949         $15,145         $23,694
25 (AGE 65)     $40,670             $50,000         $50,000         $70,607            $11,302         $19,214         $34,245

(1) IF PREMIUMS ARE PAID MORE FREQUENTLY THAN ANNUALLY, THE PAYMENTS WOULD BE $479.50 SEMI-ANNUALLY, $243 QUARTERLY OR $82.50 MONTHLY. THE DEATH BENEFITS AND CASH VALUES WOULD BE SLIGHTLY DIFFERENT FOR A CONTRACT WITH MORE FREQUENT PREMIUM PAYMENTS.

(2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4%, AND 8% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                       T2

CONTRACT LOANS


After the first Contract year, the owner may borrow from Pruco Life of New Jersey using the Contract as the only security for the loan. During the first Contract year, no loans are permitted. Except as provided in the following paragraph, after the first Contract year a Contract owner may borrow up to 75% of the Contract's cash value. The minimum amount that may be borrowed at any one time is $500, unless the loan is used to pay premiums on the Contract. The owner who is paying premiums other than monthly may elect in advance to have Pruco Life of New Jersey automatically make a loan against the Contract, if the net cash value is large enough, in order to pay a premium that has not been paid at the end of a grace period.


Under one of the loan provisions available under this Contract, interest on a loan accrues daily at a fixed effective annual rate of 5.5%. However, if a Contract owner so desires, and if Pruco Life of New Jersey has received any required approvals from the regulatory officials in the state or other jurisdiction in which the Contract is to be issued, the Contract owner may elect at the time of issuance of the Contract to have a different loan provision in the Contract under which the interest rate will vary from time to time. Under this variable loan interest rate provision, a Contract owner may borrow up to 90% of the Contract's cash value after the first Contract year.


If an owner elects the variable loan interest rate provision, interest on any loan will accrue daily at an effective annual rate Pruco Life of New Jersey determines at the start of each Contract year (instead of at the fixed 5.5% rate). This interest rate will not exceed the greatest of: (1) the "Published Monthly Average" for the calendar month ending 2 months before the calendar month of the Contract anniversary; (2) 5%, which is the assumed rate of return for the Contract plus 1%; and (3) any rate required by law in the state of issue of the Contract. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor to that service, or if that average is no longer published, a substantially similar average established by the insurance regulator where the Contract is issued. For example, the Published Monthly Average in 1996 ranged from 7.10% to 8.00%.


Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the amount of the loan. If the sum of all outstanding loans plus accrued interest exceeds what the net cash value would be if there were no Contract debt, Pruco Life of New Jersey will notify the Contract owner of its intent to terminate the Contract in 31 days, within which time the owner may repay all or enough of the loan to obtain a positive net cash value and thus keep the Contract in force.

When a loan is made, an amount equal to the loan proceeds will be transferred out of the Account and the Real Property Account, as applicable. The reduction will generally be made in the same proportions as the value in each subaccount and Real Property Account bears to the total value of the Contract. While a fixed-rate loan is outstanding, the amount that was so transferred will be credited with the assumed investment return of 4% rather than with the actual rate of return of the subaccount[s] and/or the Real Property Account. While a loan made pursuant to the variable loan interest rate provision is outstanding, the amount that was so transferred will be credited with a rate which is 1% less than the loan interest rate for the Contract year (instead of 4%), rather than with the actual rate of return of the subaccount[s] and/or the Real Property Account.

A loan will not affect the amount of the premiums due. Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, the amount of the Contract debt will be deducted from the death benefit or the cash value otherwise payable.

A loan will have a permanent effect on a Contract's death benefit and cash value because the investment results of the subaccount[s] and/or the Real Property Account will apply only to the amount remaining in the subaccount[s] and/or the Real Property Account. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are favorable while the loan is outstanding, the death benefit and cash value will not increase as rapidly as they would have if no loan had been made. If investment results are unfavorable, the death benefit and the cash value will not be as adversely affected as they would have been had no loan been made. Of course, a loan that is repaid will not have any effect upon the guaranteed minimum death benefit. If the Contract is not kept in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS -- Pre-Death Distributions, page 17, and LAPSE AND REINSTATEMENT, page 18.

The tax treatment of Contract loans depends upon whether the Contract is classified as a Modified Endowment Contract for federal tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 16.


Consider the Contract issued on a 25 year old insured illustrated in the table on page T1 with an 8% gross investment return. Assume a $2,500 (5.5%) fixed-rate loan was made at the end of Contract year 8 and repaid at the end of Contract year 9. Upon repayment, the death benefit would be $51,911.08 and the cash value $4,002.72. These amounts are lower than the death benefit and cash value shown on that page for the end of Contract year 9 because the loan amount was credited with the 4% assumed investment return rather than the 8% gross rate of return for the selected subaccounts.

RIGHT TO EXCHANGE A CONTRACT FOR A FIXED-BENEFIT WHOLE-LIFE POLICY


At any time during the first 24 months after a Contract is issued, so long as no premium due remains unpaid, the owner may exchange it for a fixed benefit whole-life policy on the insured's life. No evidence of insurability will be required to make an exchange. The new policy's death benefit will be the same as the guaranteed minimum amount of the Contract. The new policy will also have the same issue date and risk classification for the insured as the Contract, but it will be issued by Prudential and will be a participating (potentially dividend paying) policy. Premiums for the new policy will be based on Prudential's rates in effect on the original issue date for the same class of risk which are currently higher than premiums under the Contract. The new policy's cash value will be the same as it would have been had the new policy been purchased at the outset. There will be an equitable cash adjustment on the exchange equal to the difference between the premiums on the new policy and the premiums on the Contract for the period between the Contract date and the date of the exchange, reduced by the amount, if any, by which the cash value of the Contract on the date of the exchange exceeds what the cash value would have been had the subaccounts and/or the Real Property Account in which the Contract participated uniformly earned the assumed investment return of 4%. A further adjustment will be made for any differences in premiums for any optional benefits carried over to the new policy.


The exchange will be effective when Pruco Life of New Jersey receives a written request in a form that meets its needs, and receives the Contract and payment of any adjustment due on the exchange. Any outstanding Contract debt must be repaid on or before the effective date of the exchange.

The Contract owner may also exchange the Contract for a fixed-benefit life insurance policy according to procedures meeting applicable state insurance law requirements if the Series Fund or one of its portfolios has a material change in its investment policy. Pruco Life of New Jersey, in conjunction with the New Jersey Insurance Commissioner, will determine if a change in investment policy is material. The Contract owner will be able to exchange within 60 days of receipt of notice of such a material change or of the effective date of the change, whichever is later. Upon such an exchange, there will be a cash adjustment based on any difference in net cash value between the Contract and the new policy.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 213 Washington Street, Newark, New Jersey 07102-2992. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Where the insured is less than 58 years of age, the representative will generally receive a commission of no more than 50% of the premiums for the first year, no more than 11% of the premiums for the second, third, and fourth years, no more than 3% of the premiums for the fifth through tenth years, and no more than 2% of the premiums thereafter. For insureds over 58 years of age, the commission will be lower. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives with less than 3 years of service may be paid on a different basis. Representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Contract will be eligible for additional compensation.


Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life of New Jersey expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life of New Jersey's surplus, which may include the amounts derived from the risk charge and the mortality and expense risk charge, described in items 5 and 7 under CHARGES AND EXPENSES, page 6.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life of New Jersey believes the current laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws, regulations or interpretations will not change.

Treatment as Life Insurance. The Contract will be treated as "life insurance," as long as it satisfies certain definitional tests set forth in section 7702 of The Internal Revenue Code (the "Code") and as long as the underlying investment for the Contract satisfies diversification requirements under section 817(h) of the Code. (For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the attached prospectus for the Series Fund).


Pruco Life of New Jersey believes that the Contract meets these definitional and diversification requirements and accordingly will be treated as life insurance for tax purposes. This means that: (1) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code; and
(2) except as noted below, the Contract owner should not be taxed on any part of the Contract fund, including additions attributable to interest, dividends or appreciation until amounts are distributed from the Contract.

However, Section 7702 of the Code which defines life insurance for tax purposes gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the Section. In this regard, proposed regulations governing mortality charges were issued in 1991 and proposed regulations relating to the definition of life insurance were issued in 1992. None of these proposed regulations has yet been finalized. Additional regulations under Section 7702 may also be promulgated in the future. Moreover, in connection with the issuance of temporary regulations under Section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under
Section 817(d) relating to the definition of a variable contract.


Pruco Life of New Jersey intends to comply with final regulations issued under sections 7702 and 817. Therefore, it reserves the right to make such changes as it deems necessary to assure that the Contract continues to qualify as life insurance for tax purposes. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to affected Contract owners.

Pre-Death Distributions. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

1. A surrender (or lapse) of the Contract may have tax consequences. Upon surrender, the owner may not be taxed on the net cash value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender or lapse, be added to the net cash value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under an income payment settlement option.

     A withdrawal or partial surrender generally is not taxable unless it exceeds total premiums paid to the date of withdrawal less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal or partial surrender may be taxable if the cash value exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

     Extra premiums for optional benefits and riders generally do not count in computing gross premiums paid, which in turn determines the extent to which a withdrawal might be taxed.

     Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.

2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under Section 7702A of the Code. In general, this Contract should not become a Modified Endowment Contract. However, certain actions may cause the Contract to become a Modified Endowment Contract. These actions may include partial surrenders or withdrawals, the deletion of certain riders or the selection of certain options upon the lapse of the Contract. Contract owners contemplating any of these steps should consult a qualified tax advisor and their Pruco Life of New Jersey representative.

     If the Contract is classified as a Modified Endowment Contract then pre-death distributions, including loans, withdrawals and partial surrenders are includible in income to the extent that the Contract's cash value prior to surrender charges exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.

In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 percent of the amount includible in income unless the amount is distributed on or after age 59 1/2, on account of the taxpayer's disability or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by nonnatural persons such as corporations.

Under certain circumstances, Modified Endowment Contracts issued during any calendar year will be treated as a single contract for purposes of applying the above rules.

Withholding. The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Other Tax Considerations. Transfer of the Contract to a new owner or assignment of the Contract may have tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under Section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 37 1/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under Section 2601 of the Code.

In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans incurred or continued to purchase or carry the Contract may be denied under Section 163 of the Code as personal interest or under
Section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.


Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The recently enacted Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a businessowned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.


The individual situation of each owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the owner or insured dies.

LAPSE AND REINSTATEMENT


This Contract ensures that as long as premiums are paid, insurance protection remains in effect. However, if a premium is not paid on or before each due date or within the 31 day grace period after each due date, the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS on page 16.


A Contract that has lapsed may be reinstated within 3 years after the date of default unless the Contract has been surrendered for its cash value. To reinstate a lapsed Contract, Pruco Life of New Jersey requires renewed evidence of insurability, and submission of certain payments due under the Contract.

If a Contract does lapse, it may still provide some benefits. Those benefits are described below under OPTIONS ON LAPSE.

OPTIONS ON LAPSE

If a Contract lapses because the premium has not been paid before the end of the grace period, some life insurance coverage may continue in effect or the owner may choose to surrender the Contract for its net cash value. A lapse of a Contract with a Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 16.

1. Extended Term Insurance. With one exception explained below, if the owner does not communicate at all with Pruco Life of New Jersey, life insurance coverage will continue for a length of time that depends on the net cash value on the due date of the first unpaid premium, the amount of insurance, and the age and sex (except where unisex rates apply) of the insured. The insurance amount will be what it would have been on the due date of the unpaid premium, taking into account any Contract debt on that date. The amount will not change while the insurance stays in force. This benefit is known as extended term insurance. The owner will be told in writing how long the insurance will be in effect. Extended term insurance has a cash value but no loan value.


Contracts issued on the lives of certain insureds in high risk rating classes will include a statement that extended term insurance will not be provided. In that case, variable reduced paid-up insurance (as described in item 3 below) will be the automatic benefit provided on lapse.

2. Fixed Reduced Paid-Up Insurance. The owner may choose to have insurance coverage provided for the lifetime of the insured. The amount will be lower than what extended term insurance would provide. This is known as fixed reduced paid-up insurance. The insurance amount will depend on the net cash value on the due date of the first premium in default, and the age and sex (except where unisex rates apply) of the insured. The amount will not change thereafter unless a loan is taken against the fixed reduced paid-up insurance. Pruco Life of New Jersey will, if asked, tell the owner what the amount will be. Apart from the case described above in which fixed reduced paid-up insurance is the automatic benefit provided on lapse, the owner who wants fixed reduced paid-up insurance must ask for it in writing, in a form that meets Pruco Life of New Jersey's needs, within 3 months of the due date of the first unpaid premium. Fixed reduced paid-up insurance has a cash value and a loan value. Acquisition of reduced paid-up insurance within the first 7 Contract years may result in the Contract becoming a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 16.

3. Variable Reduced Paid-Up Insurance. Variable reduced paid-up insurance provides insurance coverage for the lifetime of the insured. The initial insurance amount will depend upon the net cash value on the due date of the first premium in default, and the age and sex (except where unisex rates apply) of the insured. This will be a new guaranteed minimum death benefit. Aside from this guarantee, the cash value and the amount of insurance will vary with investment performance in the same manner as a Contract in force on a premium paying basis (see HOW A CONTRACT'S DEATH BENEFIT WILL VARY, page 8 and HOW A CONTRACT'S CASH VALUE WILL VARY, page 10). Variable reduced paid-up insurance has a loan privilege identical to that available on premium paying Contracts (see CONTRACT LOANS, page 15). Acquisition of reduced paid-up insurance within the first 7 Contract years may result in the Contract becoming a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 16.

As explained in item 1 above, variable reduced paid-up insurance is the automatic benefit on lapse for Contracts issued on certain insureds. Owners of other Contracts who want variable reduced paid-up insurance must ask for it in writing, in a form that meets Pruco Life of New Jersey's needs, within 3 months of the date of default; it will be available to such owners only if the initial amount of variable reduced paid-up insurance would be at least $5,000. This minimum is not applicable to Contracts for which variable reduced paid-up insurance is the automatic benefit upon lapse.

4. Payment of Net Cash Value. The owner can receive the net cash value by surrendering the Contract and making a written request in a form that meets Pruco Life of New Jersey's needs. If Pruco Life of New Jersey receives the request within the days of grace of a premium in default, the net cash value will be the net cash value as of the due date of that premium, adjusted for any loan made or repaid during the days of grace, plus or minus an amount that depends upon the investment performance between the due date and the date Pruco Life of New Jersey receives the request. Whether the net cash value as of the due date of the unpaid premium is increased or decreased by subsequent investment performance depends upon whether or not the assets relating to the Contract have increased at more than 4% a year. If Pruco Life of New Jersey receives the request after the grace period expires, the net cash value will be the net value of any extended term insurance then in force, or the net value of any reduced paid-up insurance then in force (either fixed or variable), less any Contract debt. Surrender of the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 16.


The following table shows the cash value, extended term insurance, and both fixed and variable reduced paid-up insurance for two representative Contracts, each with a guaranteed death benefit of $50,000, which lapse at the end of 8 years after a uniform gross annual investment return of 8%. The tables assume a total Series Fund expense ratio of 0.51% (taking into account the offsets described under CHARGES AND EXPENSES on page 6).

-------------------------------------------------------------------
                                     Extended         Reduced
    Insured        Cash Value     Term Insurance  Paid-Up Insurance
-------------------------------------------------------------------
  Male, age 25       $3,446           $51,734         $14,387
    at issue                      for 19.82 years    for life
-------------------------------------------------------------------
  Male, age 40       $6,257           $52,019         $16,180
    at issue                      for 12.72 years    for life
-------------------------------------------------------------------


LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits under Contracts issued on males and females of the same age will generally differ. However, in those states that have adopted regulations prohibiting sex-distinct insurance rates, premiums and cost of insurance charges will be based on male mortality tables whether the insured is male or female. In addition, employers and employee organizations considering purchase of a Contract should consult their legal advisors to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of

1964 or other applicable law. Pruco Life of New Jersey may offer the Contract with unisex mortality rates to such prospective purchasers.

OTHER GENERAL CONTRACT PROVISIONS

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date, Pruco Life of New Jersey will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life of New Jersey will adjust the benefits payable, as required by law, to reflect what the premium would have purchased for the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life of New Jersey will pay no more under the Contract than the sum of the premiums paid.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state or local law or regulation. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home Offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a wide variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

RIDERS

The Contract owner may be able to obtain extra fixed benefits, which may require an additional premium. These benefits will be described in what is known as a "rider" to the Contract. For example, one benefit pays an additional amount if the insured dies in an accident. Others waive certain premiums if the insured is disabled within the meaning of the provision (or, in the case of a Contract issued on an insured under the age of 15, if the applicant dies or becomes disabled within the meaning of the provision). Others pay an additional amount if the insured dies within a stated number of years after issue; similar benefits may be available if the insured's spouse or child should die. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account. Certain restrictions may apply; they are clearly described in the applicable rider. Any Pruco Life of New Jersey representative authorized to sell the Contract can explain these extra benefits further. Samples of the provisions are available from Pruco Life of New Jersey upon written request.

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life of New Jersey is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life of New Jersey will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life of New Jersey will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life of New Jersey to vote shares of the Series Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the 1940 Act.

The number of Series Fund shares for which instructions may be given by a Contract owner is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Series Fund. The number of votes for which each Contract owner may give Pruco Life of New Jersey instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life of New Jersey will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life of New Jersey reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life of New Jersey may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life of New Jersey itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Series Fund's portfolios, provided that Pruco Life of New Jersey reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life of New Jersey does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

SUBSTITUTION OF SERIES FUND SHARES

Although Pruco Life of New Jersey believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes or the unavailability of shares for investment. In that event, Pruco Life of New Jersey may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed extended term insurance or fixed reduced paid-up insurance), Contract owners will be sent statements that provide certain information pertinent to their own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life of New Jersey may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.


Contract owners will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in each.


STATE REGULATION

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS


The financial statements included in this prospectus for the year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for years ended December 31, 1995 and December 31, 1994, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054- 0319.


On March 12, 1996, Deloitte & Touche LLP was dismissed as the independent accountants of Pruco Life of New Jersey. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make reference to the matter in their reports.

Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.


LITIGATION


Several actions have been brought against Pruco Life of New Jersey alleging that Pruco Life of New Jersey and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life of New Jersey for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life of New Jersey that would have a material effect on its financial position.


ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life of New Jersey's office. The address and telephone number are set forth on the cover of this prospectus.

FINANCIAL STATEMENTS


The financial statements of Pruco Life of New Jersey included herein should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.

                         DIRECTORS OF PRUCO LIFE OF NEW JERSEY

WILLIAM M. BETHKE, Director. -- President, Prudential Capital Markets Group since 1992.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; 1993 to 1995:
President, Prudential Select; Prior to 1993: Senior Vice President of
Prudential.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, Prudential Investment Corporation.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; 1993 to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services; Prior to 1993: Vice President and Associate Actuary of Prudential.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

WILLIAM F. YELVERTON, Chairman and Director. --Chief Executive Officer, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, New York Life Worldwide.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary.--Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential; 1992 to 1993: Vice President and Assistant Treasurer, Banking and Cash Management for Prudential.

LINDA S. DOUGHERTY, Vice President, Comptroller and Chief Accounting Officer. -- Vice President and Comptroller, Prudential Individual Insurance Group since 1997; Prior to 1997: Vice President, Accounting, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; 1993 to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank; Prior to 1993: Operations Executive, Global Securities Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; 1994 to 1995: Associate General Counsel with Paine Webber; Prior to 1994: Assistant Director in the Division of Investment Management with the Securities and Exchange Commission.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

MARIO A. MOSSE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1996; Prior to 1996: Vice President, Chase Manhattan Bank.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

KAREN L. SHAPIRO, Senior Vice President. -- Vice President, Prudential Individual Insurance Group since 1996; Vice President and Associate General Counsel, Prudential Securities Incorporated 1993 to 1996; Prior to 1993: Senior Associate with Shaw, Pittman, Potts and Trowbridge.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

* SUBSIDIARY OF PRUDENTIAL

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1996

                                                                                     SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED                       FLEXIBLE      CONSERVATIVE
                                                        MARKET           BOND           EQUITY         MANAGED         BALANCED
                                                    --------------  --------------  --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]............................................  $    7,405,344  $    9,093,809  $   61,156,443  $   46,053,004  $   14,332,569
                                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $    7,402,427  $    9,090,402  $   61,064,301  $   46,019,955  $   14,312,260
  Equity of Pruco Life Insurance Company of New
    Jersey........................................           2,917           3,407          92,142          33,049          20,309
                                                    --------------  --------------  --------------  --------------  --------------
                                                    $    7,405,344  $    9,093,809  $   61,156,443  $   46,053,004  $   14,332,569
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------
  Number of Contract owner units outstanding......   3,224,222.204   2,640,892.809   9,347,167.962   9,806,565.244   3,730,133.205
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------
  Unit Value......................................  $      2.29588  $      3.44217  $      6.53292  $      4.69277  $      3.83693
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                                     SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED                       FLEXIBLE      CONSERVATIVE
                                                        MARKET           BOND           EQUITY         MANAGED         BALANCED
                                                    --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $      376,664  $      572,577  $    1,392,741  $    1,346,257  $      559,825
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 4A].....          25,789          30,958         197,786         152,413          47,258
  Reimbursement for excess expenses [Note 4B].....          (3,135)         (4,351)        (62,284)       (109,842)        (27,100)
                                                    --------------  --------------  --------------  --------------  --------------
NET EXPENSES......................................          22,654          26,607         135,502          42,571          20,158
                                                    --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)......................         354,010         545,970       1,257,239       1,303,686         539,667
                                                    --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received............               0               0       5,412,079       4,325,923         875,158
  Realized gain on shares redeemed
    [average cost basis]..........................               0          18,879         739,386         354,578          58,696
  Net unrealized gain (loss) on investments.......               0        (202,485)      2,147,359        (414,332)        135,494
                                                    --------------  --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS....................               0        (183,606)      8,298,824       4,266,169       1,069,348
                                                    --------------  --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $      354,010  $      362,364  $    9,556,063  $    5,569,855  $    1,609,015
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A1

                                                                               SUBACCOUNTS (CONTINUED)
                                                    ------------------------------------------------------------------------------
                                                         HIGH
                                                        YIELD           STOCK           EQUITY         NATURAL
                                                         BOND           INDEX           INCOME        RESOURCES         GLOBAL
                                                    --------------  --------------  --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]                                              $      786,295  $    1,215,986  $      958,038  $      671,904  $      309,818
                                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners                         $      783,707  $    1,210,237  $      952,508  $      672,297  $      304,997
  Equity of Pruco Life Insurance Company of New
    Jersey                                                   2,588           5,749           5,530            (393)          4,821
                                                    --------------  --------------  --------------  --------------  --------------
                                                    $      786,295  $    1,215,986  $      958,038  $      671,904  $      309,818
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------
  Number of Contract owner units outstanding           351,570.426     385,126.432     291,662.398     220,090.376     228,070.949
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------
  Unit Value                                        $      2.22916  $      3.14244  $      3.26579  $      3.05464  $      1.33729
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------


                                                                                        SMALL
                                                      GOVERNMENT      PRUDENTIAL    CAPITALIZATION
                                                        INCOME         JENNISON         STOCK
                                                    --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]                                              $      219,076  $      149,602  $       61,689
                                                    --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners                         $      216,987  $      147,529  $       62,483
  Equity of Pruco Life Insurance Company of New
    Jersey                                                   2,089           2,073            (794)
                                                    --------------  --------------  --------------
                                                    $      219,076  $      149,602  $       61,689
                                                    --------------  --------------  --------------
                                                    --------------  --------------  --------------
  Number of Contract owner units outstanding           117,144.408     103,333.910      43,749.206
                                                    --------------  --------------  --------------
                                                    --------------  --------------  --------------
  Unit Value                                        $      1.85230  $      1.42769  $      1.42821
                                                    --------------  --------------  --------------
                                                    --------------  --------------  --------------

                                                                       SUBACCOUNTS (CONTINUED)
                                                    --------------------------------------------------------------
                                                         HIGH
                                                        YIELD           STOCK           EQUITY         NATURAL
                                                         BOND           INDEX           INCOME        RESOURCES
                                                    --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received                   $       75,412  $       19,258  $       29,747  $        3,948
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 4A]                2,748           3,576           2,940           1,958
  Reimbursement for excess expenses [Note 4B]                    0               0               0               0
                                                    --------------  --------------  --------------  --------------
NET EXPENSES                                                 2,748           3,576           2,940           1,958
                                                    --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)                                72,664          15,682          26,807           1,990
                                                    --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received                           0          13,471          29,626          77,762
  Realized gain on shares redeemed
    [average cost basis]                                     2,155          11,266           4,920           4,345
  Net unrealized gain (loss) on investments                  7,745         164,641         104,296          56,286
                                                    --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS                               9,900         189,378         138,842         138,393
                                                    --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $       82,564  $      205,060  $      165,649  $      140,383
                                                    --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------


                                                                                                        SMALL
                                                                      GOVERNMENT      PRUDENTIAL    CAPITALIZATION
                                                        GLOBAL          INCOME         JENNISON         STOCK
                                                    --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received                   $        6,501  $       13,036  $          251  $          345
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 4A]                  880             718             310             123
  Reimbursement for excess expenses [Note 4B]                    0               0               0               0
                                                    --------------  --------------  --------------  --------------
NET EXPENSES                                                   880             718             310             123
                                                    --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)                                 5,621          12,318             (59)            222
                                                    --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received                       4,714               0               0           1,130
  Realized gain on shares redeemed
    [average cost basis]                                     4,074             278             254              89
  Net unrealized gain (loss) on investments                 31,135          (8,709)         12,809           5,484
                                                    --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS                              39,923          (8,431)         13,063           6,703
                                                    --------------  --------------  --------------  --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $       45,544  $        3,887  $       13,004  $        6,925
                                                    --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A2

                          FINANCIAL STATEMENTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                             SUBACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                        MONEY                                        DIVERSIFIED
                                                        MARKET                                           BOND
                                    ----------------------------------------------  ----------------------------------------------
                                         1996            1995            1994            1996            1995            1994
                                    --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)..... $      354,010  $      385,602  $      254,974  $      545,970  $      547,476  $      469,970
  Capital gains distributions
    received.......................              0               0               0               0          19,747          17,313
  Realized gain (loss) on shares
    redeemed
    [average cost basis]...........              0               0               0          18,879          11,479             307
  Net unrealized gain (loss) on
    investments....................              0               0               0        (202,485)        961,936        (767,566)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS........        354,010         385,602         254,974         362,364       1,540,638        (279,976)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6].........................       (273,457)        (61,093)       (171,851)       (266,782)       (121,579)       (109,516)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7].........................        (15,890)          9,308         (12,529)        (13,611)          6,715         (10,810)
                                    --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS...........................         64,663         333,817          70,594          81,971       1,425,774        (400,302)

NET ASSETS:
  Beginning of year................      7,340,681       7,006,864       6,936,270       9,011,838       7,586,064       7,986,366
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year...................... $    7,405,344  $    7,340,681  $    7,006,864  $    9,093,809  $    9,011,838  $    7,586,064
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                    --------------  --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A3

                                                         SUBACCOUNTS (CONTINUED)
                                      --------------------------------------------------------------
                                                                                         FLEXIBLE
                                                          EQUITY                         MANAGED
                                      ----------------------------------------------  --------------
                                           1996            1995            1994            1996
                                      --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)        $    1,257,239  $      903,333  $      837,378  $    1,303,686
  Capital gains distributions
    received                               5,412,079       1,871,861       1,713,938       4,325,923
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                     739,386         386,726         189,189         354,578
  Net unrealized gain (loss) on
    investments                            2,147,359       9,550,433      (1,705,026)       (414,332)
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                9,556,063      12,712,353       1,035,479       5,569,855
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]                                (1,767,989)       (602,249)       (181,317)     (1,212,218)
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7]                                    35,491         (30,219)         43,028         (63,212)
                                      --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   7,823,565      12,079,885         897,190       4,294,425

NET ASSETS:
  Beginning of year                       53,332,878      41,252,993      40,355,803      41,758,579
                                      --------------  --------------  --------------  --------------
  End of year                         $   61,156,443  $   53,332,878  $   41,252,993  $   46,053,004
                                      --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------


                                                                                       CONSERVATIVE
                                                                                         BALANCED
                                                                      ----------------------------------------------

                                           1995            1994            1996            1995            1994
                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)        $    1,190,976  $      917,201  $      539,667  $      486,462  $      359,464
  Capital gains distributions
    received                               1,736,662         969,306         875,158         437,152         115,421
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                     134,824          63,255          58,696          18,242           6,748
  Net unrealized gain (loss) on
    investments                            5,079,159      (3,075,595)        135,494         935,354        (598,093)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                8,141,621      (1,125,833)      1,609,015       1,877,210        (116,460)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]                                  (490,699)        555,429        (173,029)         87,711         571,807
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7]                                     8,173          (5,718)         (6,813)        (22,015)         (9,102)
                                      --------------  --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   7,659,095        (576,122)      1,429,173       1,942,906         446,245
NET ASSETS:
  Beginning of year                       34,099,484      34,675,606      12,903,396      10,960,490      10,514,245
                                      --------------  --------------  --------------  --------------  --------------
  End of year                         $   41,758,579  $   34,099,484  $   14,332,569  $   12,903,396  $   10,960,490
                                      --------------  --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A4

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                              SUBACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                          HIGH
                                                         YIELD                                           STOCK
                                                          BOND                                           INDEX
                                     ----------------------------------------------  ----------------------------------------------
                                          1996            1995            1994            1996            1995            1994
                                     --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss).....  $       72,664  $       73,425  $       62,776  $       15,682  $       13,423  $       11,382
  Capital gains distributions
    received.......................               0               0               0          13,471           6,171             821
  Realized gain (loss) on shares
    redeemed
    [average cost basis]...........           2,155            (535)          2,452          11,266           1,256           3,354
  Net unrealized gain (loss) on
    investments....................           7,745          39,668         (85,121)        164,641         192,144         (12,240)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS........          82,564         112,558         (19,893)        205,060         212,994           3,317
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6].........................         (61,336)           (790)         21,126         149,521          98,492          11,474
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7].........................            (916)         (8,260)          3,640           6,642         (11,659)          5,387
                                     --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS...........................          20,312         103,508           4,873         361,223         299,827          20,178

NET ASSETS:
  Beginning of year................         765,983         662,475         657,602         854,763         554,936         534,758
                                     --------------  --------------  --------------  --------------  --------------  --------------
  End of year......................  $      786,295  $      765,983  $      662,475  $    1,215,986  $      854,763  $      554,936
                                     --------------  --------------  --------------  --------------  --------------  --------------
                                     --------------  --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A5

                                                         SUBACCOUNTS (CONTINUED)
                                      --------------------------------------------------------------
                                                          EQUITY                         NATURAL
                                                          INCOME                        RESOURCES
                                      ----------------------------------------------  --------------
                                           1996            1995            1994            1996
                                      --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)        $       26,807  $       24,231  $       16,297  $        1,990
  Capital gains distributions
    received                                  29,626          31,977          27,247          77,762
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                       4,920           2,925           4,860           4,345
  Net unrealized gain (loss) on
    investments                              104,296          64,528         (44,244)         56,286
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                  165,649         123,661           4,160         140,383
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]                                    24,565         115,142         147,153         100,563
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7]                                     2,376          (8,841)         (1,555)         (7,604)
                                      --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     192,590         229,962         149,758         233,342

NET ASSETS:
  Beginning of year                          765,448         535,486         385,728         438,562
                                      --------------  --------------  --------------  --------------
  End of year                         $      958,038  $      765,448  $      535,486  $      671,904
                                      --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------


                                                                                         GLOBAL**
                                                                      ----------------------------------------------

                                           1995            1994            1996            1995            1994
                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)        $        3,612  $        2,012  $        5,621  $        2,484  $           67
  Capital gains distributions
    received                                  19,671           6,205           4,714           3,923              17
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                       3,237           1,954           4,074           1,883               0
  Net unrealized gain (loss) on
    investments                               60,792         (24,890)         31,135          18,037          (5,739)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                   87,312         (14,719)         45,544          26,327          (5,655)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]                                    38,282          58,409          53,788          62,108         123,441
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7]                                    (4,996)          1,637              92          (7,501)         11,674
                                      --------------  --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                     120,598          45,327          99,424          80,934         129,460
NET ASSETS:
  Beginning of year                          317,964         272,637         210,394         129,460               0
                                      --------------  --------------  --------------  --------------  --------------
  End of year                         $      438,562  $      317,964  $      309,818  $      210,394  $      129,460
                                      --------------  --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------  --------------
                                                                                       **Commenced
                                                                                         Business
                                                                                        on 5/1/94

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A6

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                       SUBACCOUNTS
                                      ------------------------------------------------------------------------------
                                                        GOVERNMENT                              PRUDENTIAL
                                                          INCOME                                JENNISON*
                                      ----------------------------------------------  ------------------------------
                                           1996            1995            1994            1996            1995
                                      --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)......  $       12,318  $       11,942  $        9,702  $          (59) $          (18)
  Capital gains distributions
    received........................               0               0               0               0               0
  Realized gain (loss) on shares
    redeemed
    [average cost basis]............             278             548             173             254             632
  Net unrealized gain (loss) on
    investments.....................          (8,709)         20,382         (18,996)         12,809             653
                                      --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS.........           3,887          32,872          (9,121)         13,004           1,267
                                      --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]..........................           2,777          17,297           8,770         104,802          30,835
                                      --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7]..........................           1,959          (6,659)         (4,225)         (9,491)          9,185
                                      --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................           8,623          43,510          (4,576)        108,315          41,287

NET ASSETS:
  Beginning of year.................         210,453         166,943         171,519          41,287               0
                                      --------------  --------------  --------------  --------------  --------------
  End of year.......................  $      219,076  $      210,453  $      166,943  $      149,602  $       41,287
                                      --------------  --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------  --------------
                                                                                                *Commenced
                                                                                                 Business
                                                                                                on 5/1/95

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A7

                                         SUBACCOUNTS (CONTINUED)
                                      ------------------------------
                                                  SMALL
                                              CAPITALIZATION
                                                  STOCK*
                                      ------------------------------
                                           1996            1995
                                      --------------  --------------

OPERATIONS:
  Net investment income (loss)        $          222  $           40
  Capital gains distributions
    received                                   1,130             141
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                          89             360
  Net unrealized gain (loss) on
    investments                                5,484           1,089
                                      --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                    6,925           1,630
                                      --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 6]                                    47,113           8,464
                                      --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 7]                                   (11,989)          9,546
                                      --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                      42,049          19,640

NET ASSETS:
  Beginning of year                           19,640               0
                                      --------------  --------------
  End of year                         $       61,689  $       19,640
                                      --------------  --------------
                                      --------------  --------------
                                                *Commenced
                                                 Business
                                                on 5/1/95

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A9 THROUGH A12.

                                       A8

                        NOTES TO FINANCIAL STATEMENTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1996

NOTE 1:  GENERAL

Pruco Life of New Jersey Variable Insurance Account (the "Account") was established on November 10, 1982 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are thirteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company and is managed by Prudential.

New sales of the product which invests in the Account were discontinued as of January 1, 1992. However, premium payments made by current Contract owners will continue to be received by the Account.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on ex-dividend date.

Equity of Pruco Life Insurance Company of New Jersey--Pruco Life of New Jersey maintains a position in the Account for the purpose of administering activity in the Account. The activity includes unit transactions, fund share transactions, and expense processing. Pruco Life of New Jersey monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life of New Jersey may owe an amount to the Account, which is reflected in Pruco Life of New Jersey's equity as a negative balance. The position does not have an effect on the Contract owner's account or the related unit value.

                                       A9

NOTE 3:  INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1996 were as follows:

                                                           PORTFOLIOS
                            -------------------------------------------------------------------------
                               MONEY      DIVERSIFIED                    FLEXIBLE      CONSERVATIVE
                               MARKET         BOND         EQUITY         MANAGED        BALANCED
                            ------------  ------------  -------------  -------------  ---------------
Number of shares:                740,534      821,822       2,268,003     2,589,047          923,665
Net asset value per share:  $   10.00000   $ 11.06543   $    26.96489   $  17.78763    $    15.51706
Cost:                       $  7,405,344   $8,742,333   $  41,364,419   $39,383,634    $  12,844,708

                                             PORTFOLIOS (CONTINUED)
                            --------------------------------------------------------
                                HIGH
                               YIELD         STOCK         EQUITY         NATURAL
                                BOND         INDEX         INCOME        RESOURCES
                            ------------  ------------  -------------  -------------
Number of shares:                 99,942       51,211          51,758        33,994
Net asset value per share:  $    7.86749   $ 23.74471   $    18.50982   $  19.76541
Cost:                       $    792,093   $  791,619   $     798,772   $   540,557


                                             PORTFOLIOS (CONTINUED)
                            --------------------------------------------------------
                                                                           SMALL
                                           GOVERNMENT    PRUDENTIAL    CAPITALIZATION
                               GLOBAL        INCOME       JENNISON         STOCK
                            ------------  ------------  -------------  -------------
Number of shares:                 17,352       19,524          10,445         4,473
Net asset value per share:  $   17.85474   $ 11.22109   $    14.32319   $  13.79187
Cost:                       $    266,385   $  221,679   $     136,140   $    55,115

NOTE 4:  CHARGES AND EXPENSES

A.  Mortality Risk and Expense Risk Charges

    The mortality risk and expense risk charges at an effective annual rate of 0.35% are applied daily against the net assets representing equity of Contract owners held in each subaccount. Mortality risk is that Contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. For 1996, the amount of these charges paid to Pruco Life of New Jersey was $467,457.

B.  Expense Reimbursement

    Pursuant to a prior merger agreement, the Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and the Conservative Balanced Portfolios of the Series Fund. For 1996, the amount of these reimbursements totaled $206,712.

C.  Cost of Insurance Charges

    Contract holder contributions are applied to the account net of the following charges: administrative charges, death benefit risk charges, premium taxes, and sales loads. During 1996, Pruco Life of New Jersey, received from Contract owners $1,486,936, $170,488, $284,147, and $1,418,490, respectively, for these charges.

NOTE 5:  TAXES

Pruco Life of New Jersey is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Pruco Life of New Jersey. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded.

                                      A10

NOTE 6: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

Contract owner activity in the subaccounts of the Account, for the year ended December 31, 1996, was as follows:

                                                  SUBACCOUNTS
                --------------------------------------------------------------------------------
                    MONEY        DIVERSIFIED                        FLEXIBLE       CONSERVATIVE
                    MARKET           BOND           EQUITY           MANAGED         BALANCED
                --------------  --------------  ---------------  ---------------  --------------
Contract Owner
Contributions,
net:            $    1,051,566  $      981,738  $     5,286,505  $     5,087,143  $    1,763,402
Contract Owner
Redemptions:    $   (1,114,077) $   (1,077,704) $    (7,257,659) $    (6,114,946) $   (1,842,521)
Net Transfers
from(to) other
subaccounts:    $     (210,946) $     (170,816) $       203,165  $      (184,415) $      (93,910)

                                            SUBACCOUNTS (CONTINUED)
                        ----------------------------------------------------------------
                             HIGH
                            YIELD           STOCK           EQUITY           NATURAL
                             BOND           INDEX           INCOME          RESOURCES
                        --------------  --------------  ---------------  ---------------
Contract Owner
Contributions, net:     $      123,567  $      180,154  $       133,948  $        88,071
Contract Owner
Redemptions:            $     (168,075) $     (204,453) $      (138,011) $       (80,204)
Net Transfers from(to)
other subaccounts:      $      (16,828) $      173,820  $        28,628  $        92,696


                                            SUBACCOUNTS (CONTINUED)
                        ----------------------------------------------------------------
                                                                              SMALL
                                          GOVERNMENT      PRUDENTIAL     CAPITALIZATION
                            GLOBAL          INCOME         JENNISON           STOCK
                        --------------  --------------  ---------------  ---------------
Contract Owner
Contributions, net:     $       57,762  $       27,663  $        10,488  $         6,516
Contract Owner
Redemptions:            $      (50,540) $      (30,182) $        (9,285) $        (7,492)
Net Transfers from(to)
other subaccounts:      $       46,566  $        5,296  $       103,599  $        48,089

NOTE 7:  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life of New Jersey to (from) the Account.

NOTE 8:  UNIT ACTIVITY

Transactions in units (including transfers among subaccounts), for the year ended December 31, 1996, were as follows:

                                                           SUBACCOUNTS
                  ---------------------------------------------------------------------------------------------
                        MONEY           DIVERSIFIED                            FLEXIBLE         CONSERVATIVE
                       MARKET              BOND              EQUITY             MANAGED           BALANCED
                  -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
Contributions:          469,085.861        297,932.582        925,104.800      1,170,076.535        492,415.156
Contract Owner
Redemptions:           (591,107.081)      (378,683.297)    (1,221,515.937)    (1,444,852.506)      (539,429.266)

                                           SUBACCOUNTS (CONTINUED)
                  --------------------------------------------------------------------------
                        HIGH
                        YIELD              STOCK             EQUITY             NATURAL
                        BOND               INDEX             INCOME            RESOURCES
                  -----------------  -----------------  -----------------  -----------------
Contract Owner
Contributions:           58,550.732        125,596.561         56,306.151         64,999.386
Contract Owner
Redemptions:            (86,929.485)       (72,698.020)       (47,941.070)       (29,066.586)


                                           SUBACCOUNTS (CONTINUED)
                  --------------------------------------------------------------------------
                                                                                 SMALL
                                        GOVERNMENT         PRUDENTIAL       CAPITALIZATION
                       GLOBAL             INCOME            JENNISON             STOCK
                  -----------------  -----------------  -----------------  -----------------
Contract Owner
Contributions:           85,485.420         18,120.947         85,472.768         42,083.988
Contract Owner
Redemptions:            (41,936.009)       (16,709.953)        (6,976.575)        (5,764.632)

                                      A11

NOTE 9:  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Series Fund, Inc. were as follows:

                                                       PORTFOLIOS
                    --------------------------------------------------------------------------------
                        MONEY        DIVERSIFIED                        FLEXIBLE       CONSERVATIVE
                        MARKET           BOND           EQUITY           MANAGED         BALANCED
                    --------------  --------------  ---------------  ---------------  --------------
For the year ended
December 31, 1996
Purchases.........  $      107.000  $       83,000  $       194,000  $       431,000  $      224,000
Sales.............  $     (419,000) $     (390,000) $    (2,062,000) $    (1,749,000) $     (424,000)

                                           PORTFOLIOS (CONTINUED)
                      ----------------------------------------------------------------
                           HIGH
                          YIELD           STOCK           EQUITY           NATURAL
                           BOND           INDEX           INCOME          RESOURCES
                      --------------  --------------  ---------------  ---------------
For the year ended
December 31, 1996
Purchases...........  $       16,000  $      173,000  $        64,000  $       109,000
Sales...............  $      (81,000) $      (37,000) $       (40,000) $       (18,000)


                                           PORTFOLIOS (CONTINUED)
                      ----------------------------------------------------------------
                                                                            SMALL
                                        GOVERNMENT      PRUDENTIAL     CAPITALIZATION
                          GLOBAL          INCOME         JENNISON           STOCK
                      --------------  --------------  ---------------  ---------------
For the year ended
December 31, 1996
Purchases...........  $       85,000  $       20,000  $       100,000  $        40,000
Sales...............  $      (32,000) $      (15,000) $        (5,000) $        (5,000)

                                      A12

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
Pruco Life of New Jersey Variable Insurance Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Money Market Subaccount, Diversified Bond Subaccount, Equity Subaccount, Flexible Managed Subaccount, Conservative Balanced Subaccount, High Yield Bond Subaccount, Stock Index Subaccount, Equity Income Subaccount, Natural Resources Subaccount, Global Subaccount, Government Income Subaccount, Prudential Jennison Subaccount and Small Capitalization Stock Subaccount of Pruco Life of New Jersey Variable Insurance Account at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1996, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
March 31, 1997

                                      A13

INDEPENDENT AUDITORS' REPORT

To the Contract Owners of
Pruco Life of New Jersey Variable Insurance
Account and the Board of Directors
of Pruco Life Insurance Company of New Jersey
Newark, New Jersey

We have audited the accompanying statements of changes in net assets of Pruco Life of New Jersey Variable Insurance Account of Pruco Life Insurance Company of New Jersey (comprising, respectively, the Money Market, Diversified Bond, Equity, Flexible Managed, Conservative Balanced, High Yield Bond, Stock Index, Equity Income, Natural Resources, Global, Government Income, Prudential Jennison, and Small Capitalization Stock subaccounts) for each of the periods presented for each of the two years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting the Pruco Life of New Jersey Variable Insurance Account for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                      A14

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        STATEMENTS OF FINANCIAL POSITION

                                                               DECEMBER 31,
                                                          1996          1995
                                                       ----------    ----------
                                                                (000'S)
ASSETS
Fixed maturities - Available for sale                  $  555,898    $  513,433
Policy loans                                              113,918        98,194
Short term investments                                     17,002        45,308
                                                       ----------    ----------
               Total invested assets                      686,818       656,935
                                                       ----------    ----------
Cash                                                        3,928          --
Deferred policy acquisition costs                         106,965        96,031
Premiums due                                                  401           344
Accrued investment income                                  12,908        11,579
Receivable from affiliates                                   --           3,616
Federal income tax receivable                                --              69
Other assets                                                1,335           281
Separate Account assets                                   883,261       789,427
                                                       ----------    ----------
TOTAL ASSETS                                           $1,695,616    $1,558,282
                                                       ==========    ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits and other policyholders'        $  100,663    $   92,045
 liabilities
Policyholders' account balances                           375,448       375,193
Federal income tax payable                                  1,970          --
Deferred federal income tax payable                        24,175        23,809
Payable to affiliate                                        6,059         5,375
Other liabilities                                          11,990         6,279
Separate Account liabilities                              880,065       787,566
                                                       ----------    ----------
TOTAL LIABILITIES                                       1,400,370     1,290,267
                                                       ----------    ----------
CONTINGENCIES - NOTE 9
STOCKHOLDER'S EQUITY
Common Stock, $5 par value;
        400,000 shares,
        authorized; issued and
        outstanding at December 31, 1996 and 1995           2,000         2,000
Paid-in-capital                                           125,000       125,000
Net unrealized investment gains (less deferred income       2,032         6,588
tax)
Retained earnings                                         166,214       134,427
                                                       ----------    ----------
TOTAL STOCKHOLDER'S EQUITY                                295,246       268,015
                                                       ----------    ----------
TOTAL LIABILITIES AND
STOCKHOLDER'S EQUITY                                   $1,695,616    $1,558,282
                                                       ==========    ==========

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            STATEMENTS OF OPERATIONS

                                                           YEAR ENDED
                                                           DECEMBER 31,
                                                    1996      1995      1994
                                                  ----------------------------
                                                             (000'S)
REVENUES

Premiums                                          $  1,345  $  1,042  $  1,869
Policy charges and fee income                       58,571    59,515    55,021
Net investment income                               43,784    43,530    42,357
Realized investment gains(losses)                    1,221     3,592    (8,310)
Other income                                         4,047     3,900     3,201
                                                  ----------------------------

TOTAL REVENUES                                     108,968   111,579    94,138
                                                  ----------------------------

BENEFITS AND EXPENSES

Policyholders' benefits                             28,653    26,331    22,788
Interest credited to policyholders' account         20,069    21,364    22,151
  balances
Other operating costs and expenses                  12,848    21,881    23,716
                                                  ----------------------------

TOTAL BENEFITS AND EXPENSES                         61,570    69,576    68,655
                                                  ----------------------------

Income before income tax provision                  47,398    42,003    25,483

Income tax provision                                15,611    15,002     9,483
                                                  ----------------------------

NET INCOME                                        $ 31,787  $ 27,001  $ 16,000
                                                  ============================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                              YEAR ENDED
                                                              DECEMBER 31,
                                                      1996       1995        1994
                                                   --------------------------------
                                                                (000'S)
COMMON STOCK

Balance, beginning of year                         $   2,000   $   2,000   $  2,000
Issued during year                                      --          --         --
                                                   --------------------------------

Balance, end of year                                   2,000       2,000      2,000
                                                   --------------------------------

PAID IN CAPITAL

Balance, beginning of year                           125,000     125,000    125,000
Paid in during year                                     --          --         --
                                                   --------------------------------

Balance, end of year                                 125,000     125,000    125,000
                                                   --------------------------------

NET UNREALIZED INVESTMENT GAINS (LESS DEFERRED
     INCOME TAX)

Balance, beginning of year                             6,588        --         --
Adoption of SFAS 115                                    --       (11,189)      --
Net change in unrealized investment gains(losses)     (4,556)     17,777       --
                                                   --------------------------------

Balance, end of year                                   2,032       6,588       --
                                                   --------------------------------

RETAINED EARNINGS

Balance, beginning of year                           134,427     107,426     91,426
Net income                                            31,787      27,001     16,000
                                                   --------------------------------

Balance, end of year                                 166,214     134,427    107,426
                                                   --------------------------------

TOTAL STOCKHOLDER'S EQUITY                         $ 295,246   $ 268,015   $234,426
                                                   ================================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                            STATEMENTS OF CASH FLOWS

                                                                               YEAR ENDED
                                                                               DECEMBER 31,
                                                                      1996        1995        1994
                                                                    ---------------------------------
                                                                                 (000'S)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                          $  31,787   $  27,001   $  16,000
Adjustments to reconcile net income to net cash from
     operating activities:
     Increase in future policy benefits and other policyholders'        8,618         900       3,936
       liabilities
     General account policy fee income                                 (9,963)    (11,931)     (7,744)
     Interest credited to policyholders' account balances              20,069      21,364      22,151
     Net decrease (increase) in Separate Accounts                      (1,335)        260        (310)
     Net realized investment (gains)losses                             (1,221)     (3,592)      8,310
     Amortization and other non-cash items                              8,908      (6,839)      3,778
     Change in:
         Accrued investment income                                     (1,329)       (317)       (679)
         Premiums due                                                     (57)         41          26
         Receivable from affiliates                                     3,616      (1,789)       (132)
         Deferred policy acquisition costs                            (10,934)      9,074       4,727
         Other assets                                                    (985)      1,287       2,759
         Payable to affiliate                                             684         807      (3,798)
         Federal income tax payable                                     1,970       8,328      (7,869)
         Deferred federal income tax payable                              366       3,460      (1,183)
         Other liabilities                                              5,711        (304)      2,988
                                                                    ---------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES                                   55,905      47,750      42,960
                                                                    ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
             Held to maturity                                            --          --       705,888
             Available for sale                                       901,775     553,681        --
     Payments for the purchase of:
         Fixed maturities:
             Held to maturity                                            --          --      (658,008)
             Available for sale                                      (956,483)   (522,757)       --
     Policy loans                                                     (15,724)    (12,917)    (15,511)
     Net proceeds (payments) of short term investments                 28,306      (3,613)    (12,095)
                                                                    ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES                                  (42,126)     14,394      20,274
                                                                    ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                     16,754      18,348      22,336
          Withdrawals (net of transfers to/from separate accounts)    (26,605)    (80,509)    (85,590)
                                                                    ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES                                   (9,851)    (62,161)    (63,254)
                                                                    ---------------------------------
     Net increase(decrease) in Cash                                     3,928         (17)        (20)
     Cash, beginning of year                                             --            17          37
                                                                    ---------------------------------
CASH , END OF YEAR                                                  $   3,928   $       0   $      17
                                                                    =================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes paid                                             $  11,673   $   7,900   $  17,679
                                                                    =================================

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRINCIPLES

A. GENERAL

Pruco Life Insurance Company of New Jersey (the Company), a stock life insurance company domiciled in New Jersey, is an indirect subsidiary of The Prudential Insurance Company of America (Prudential), a mutual life insurance company, and a direct subsidiary of Pruco Life Insurance Company (Pruco Life), a stock life insurance company domiciled in the state of Arizona. The Company markets individual life insurance and annuities through Prudential's sales force.

B. BASIS OF PRESENTATION

The Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", effective for fiscal years beginning after December 15, 1995. Financial statements of mutual life insurance companies, and their wholly owned stock life insurance subsidiaries, for periods beginning after December 15, 1995 which are prepared on the basis of statutory accounting practices will no longer be characterized as in conformity with generally accepted accounting principles (GAAP). As a result, the Company has prepared its 1996 financial statements in accordance with all applicable GAAP pronouncements. The 1995 and 1994 financial statements, which were previously prepared on the statutory basis of accounting, have been restated in accordance with GAAP. The cumulative effect of adopting GAAP as of January 1, 1994 was an increase in retained earnings of $63.6 million. See Note 7 for a reconciliation of the Company's surplus and net income determined in accordance with statutory accounting practices with equity and net income determined on a GAAP basis.

On January 1, 1995, the Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which expanded the use of fair value accounting for those securities that a company does not have positive intent and ability to hold to maturity. Implementation of this statement decreased stockholder's equity by $11.2 million net of deferred income tax benefit of $6.3 million. In 1994 prior to the adoption of SFAS 115, all fixed maturities were carried at amortized cost.

C. INVESTMENTS

Fixed Maturities - Where the Company may not have the positive intent to hold fixed maturities until maturity, the securities are classified as "Available for Sale." These securities are reported at market value based principally on their quoted market prices. The associated unrealized gains and losses, net of income taxes and deferred policy acquisition costs, are included as a component of equity or if deemed to be other than temporary, are included as a realized loss.

Policy Loans are stated primarily at unpaid principal balances.

Realized Investment Gains and Losses are reported based on specific identification of the investments sold.

Short-term investments are fixed maturities that mature within one year, and are reported at estimated fair value.

D. REVENUE RECOGNITION AND RELATED EXPENSES

Universal life contracts are long duration life insurance contracts that involve significant mortality and morbidity risk with both fixed and guaranteed terms. Investment contracts, such as deferred annuities, are long duration contracts that do not subject the insurance enterprise to risks arising from policyholder mortality or morbidity. Amounts received as payments for these contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist primarily of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration fees and surrender charges. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

Premiums, policy benefits and claims from individual life policies and payout annuities, generally are recognized in operations when due.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

E. DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions and other costs which vary with and are primarily related to the production or acquisition of new business. Acquisition costs related to universal life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality, expense margins and surrender charges based on historical and anticipated future experience. As required, amortization expense also includes the impact of revised estimates to expected gross profits, which is the basis for amortizing deferred policy acquisition costs. Amortization of deferred policy acquisition costs, including the impact of revised estimates of gross profits, was $(2.2) million, $8.9 million, and $11.0 million for the years ended December 31, 1996, 1995, and 1994, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect on the deferred policy acquisition asset that would result from realization of unrealized investment gains(losses) is recognized with an offset to unrealized investment gains(losses) in stockholder's equity.

F. FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES

Benefit reserve liabilities for payout annuities such as matured deferred annuities and supplementary contracts represent the present values of estimated future benefits payments and related expenses. Present values for matured deferred annuity contracts are computed using interest rates ranging from 6.5% to 8.75%. The mortality assumption for these contracts is the 83 IAM tables. Reserves for supplementary contracts are stated at interest rates that vary from 7.25% to 8.25% using mortality and morbidity assumptions either from company experience or various actuarial tables.

When liabilities for future policy benefits plus the present value of expected future gross deposits are insufficient to provide expected future policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter, if required, a premium deficiency reserve is established as a charge to income.

Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross deposits plus interest credited less expense and mortality charges and withdrawals.

Interest crediting rates on life insurance products range from 3.4% to 6.6%.

G. SEPARATE ACCOUNTS

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders. All Separate Account assets are carried at market value. Deposits to all Separate Accounts are reported as increases in Separate Account liabilities, which equal the Separate Account policy account fund values. Charges assessed against policyholders' account balances for mortality, policy administration and surrender charges are included in policy charges and fee income. Mortality and expense risk charges are applied against the policyholders' account balance. The Separate Account assets are legally segregated and are not subject to claims that arise out of any other business of the Company.

H. ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

2. FIXED MATURITIES

Gross unrealized gains and losses for securities, by major security type, are as follows:

                               DECEMBER, 31, 1996
------------------------------------------------------------------------------------------------------
                                                                   Gross         Gross
                                                  Amortized      Unrealized    Unrealized        Fair
(000's)                                             Cost           Gains         Losses          Value
------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE
U.S. Treasury securities and obligations
of U.S. government corporations and               $ 29,386        $     1        $  174        $ 29,213
agencies

Foreign government bonds                            38,853            420            52          39,221

Corporate securities                               483,439          5,108         1,133         487,414

Mortgage-backed securities                              50           --            --                50

------------------------------------------------------------------------------------------------------
Total                                             $551,728        $ 5,529        $1,359        $555,898
------------------------------------------------------------------------------------------------------

                                DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------
                                                                   Gross         Gross
                                                  Amortized      Unrealized    Unrealized        Fair
(000's)                                             Cost           Gains         Losses          Value
------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE
U.S. Treasury securities and obligations
of U.S. government corporations and               $ 81,806        $ 1,287        $ --          $ 83,093
agencies

Foreign government bonds                            25,849          1,128          --            26,977

Corporate securities                               353,514         11,130           340         364,304

Mortgage-backed securities                          36,872          2,192             5          39,059

------------------------------------------------------------------------------------------------------
Total                                             $498,041        $15,737        $  345        $513,433
------------------------------------------------------------------------------------------------------

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

The amortized cost and estimated fair value of fixed maturities at December 31, 1996, categorized by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.

                                DECEMBER 31, 1996
---------------------------------------------------------------------------
                                                                Estimated
                                                Amortized         Fair
(000's)                                           Cost            Value
---------------------------------------------------------------------------
AVAILABLE FOR SALE

Due in one year or less                         $ 43,723        $ 43,951

Due after one year through five years            444,883         448,048

Due after five years through ten years            57,989          58,586

Due after ten years                                5,083           5,263

Mortgage-backed securities                            50              50
---------------------------------------------------------------------------

Total                                           $551,728        $555,898
---------------------------------------------------------------------------

Proceeds from the sale of fixed maturities during 1996, 1995, and 1994 were $869.6 million, $535.3 million, and $672.8 million, respectively. Gross gains of $5.2 million, $6.8 million, and $3.3 million and gross losses of $4.0 million, $3.2 million, and $11.6 million were realized on those sales during 1996, 1995, and 1994, respectively.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994


3. NET INVESTMENT INCOME

                                                                         YEAR ENDED
                                                                         DECEMBER 31,
Net investment income consists of:                             1996         1995         1994
                                                             ----------------------------------
  Gross investment income                                                  (000'S)
       Fixed maturities                                      $ 36,193     $ 36,861     $ 36,565
       Policy loans                                             5,761        5,029        4,290
       Short term investments                                   2,504        2,290        2,364
       Other                                                       28           51           44
                                                             ----------------------------------
                                                               44,486       44,231       43,263
  Investment expenses                                            (702)        (701)        (906)
                                                             ----------------------------------
  Net investment income                                      $ 43,784     $ 43,530     $ 42,357
                                                             ==================================

4. INVESTMENT GAINS(LOSSES)

                                                                         YEAR ENDED
                                                                         DECEMBER 31,
                                                               1996         1995         1994
                                                             ----------------------------------
                                                                           (000'S)
Fixed maturities:
        Realized investment gains                            $  5,232     $  6,785     $  3,327
        Realized investment losses                             (4,011)      (3,193)     (11,637)
                                                             ----------------------------------

Realized investment gains(losses)                            $  1,221     $  3,592     ($ 8,310)
                                                             ==================================



                                                                         YEAR ENDED
                                                                         DECEMBER 31,
                                                               1996         1995           1994
                                                             ----------------------------------
                                                                           (000'S)
Net unrealized investment gains, beginning of period         $  6,588   $   --           $ --

Net unrealized investment gains(losses) on fixed maturities   (11,222)      32,875         --

Deferred income tax benefit(provision)                          4,040      (11,835)        --
Deferred policy acquisition costs (net of deferred income       2,626       (3,263)        --
taxes)
                                                             ----------------------------------
Net change in unrealized investment gains(losses)              (4,556)      17,777         --

Adoption of SFAS 115                                             --        (11,189)        --
                                                             ----------------------------------

Net unrealized investment gains, end of period               $  2,032     $  6,588       $ --
                                                             ==================================

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

5.  FAIR VALUE INFORMATION

The fair value amounts have been determined by the Company using available information and reasonable valuation methodologies. Considerable judgment is applied, as necessary, in interpreting data to develop the estimates of fair value. Accordingly, the estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values.

The following methods and assumptions were used in calculating the fair values.

Fixed Maturities - Fair values for fixed maturities are based on quoted market prices or estimates from independent pricing services.

Policy Loans - The estimated fair value is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment.

Policyholders' Account Balances - Fair values for policyholders' account balances are equal to the policy account values.

Short-term Investments - Fair values for short-term investments are based on quoted market prices or estimates from independent pricing services.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                             1996                            1995
                                CARRYING VALUE    FAIR VALUE    CARRYING VALUE    FAIR VALUE
                                --------------    ----------    --------------    ----------
                                                           (000'S)
Financial Assets:
   Fixed maturities -- Available
      for sale                     $555,898        $555,898        $513,433        $513,433
   Policy loans                     113,918         110,262          98,194          99,057
   Short-term investments            17,002          17,002          45,308          45,308

Financial Liabilities:
   Policyholders'
    account balances               $375,448        $375,448        $375,193        $375,193

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

6. INCOME TAXES

The Company is a member of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. The Internal Revenue Code limits the amount of nonlife insurance losses that may offset life insurance company taxable income. Companies operating outside the United States are taxed under applicable foreign statutes.

Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes.

The components of income taxes are as follows:

                                                           YEAR ENDED
                                                           DECEMBER 31,
                                                   1996       1995       1994
                                                 ------------------------------
                                                             (000'S)
Current income tax provision:
   Federal income tax                            $ 13,589   $ 13,868   $  9,431
   State and local income tax                        (907)     1,380      1,235
                                                 ------------------------------
   Total current income tax                        12,682     15,248     10,666
Deferred income tax provision (benefit):
   Federal income tax                               2,848       (239)    (1,150)
   State and local income tax                          81         (7)       (33)
                                                 ------------------------------
   Total deferred income tax                        2,929       (246)    (1,183)
                                                 ------------------------------
Total income tax provision                       $ 15,611   $ 15,002   $  9,483
                                                 ==============================

The income tax provision is different from the amount computed using the expected federal income tax rate of 35% for the following reasons:

                                                          YEAR ENDED
                                                          DECEMBER 31,
                                                1996         1995        1994
                                              ---------------------------------
                                                            (000'S)

Expected federal income tax expense           $ 16,589     $ 14,702     $ 8,919
State income taxes                                (826)       1,373       1,202
Other                                             (152)      (1,073)       (638)
                                              ---------------------------------
Total income tax provision                    $ 15,611     $ 15,002     $ 9,483
                                              =================================

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

The components of net deferred income taxes payable are as follows:

                                                                YEAR ENDED
                                                                DECEMBER 31,
                                                            1996          1995
                                                           -------       -------
DEFERRED INCOME TAX ASSETS                                        (000'S)
Insurance liabilities                                      $ 6,189       $ 6,966
Other                                                         --             276
                                                           -------       -------
Total deferred income tax assets                           $ 6,189       $ 7,242
                                                           -------       -------

DEFERRED INCOME TAX LIABILITIES
Deferred acquisition costs                                 $28,424       $25,322
Net investment gains                                         1,940         5,729
                                                           -------       -------
Total deferred income tax liabilities                       30,364        31,051
                                                           -------       -------
Deferred federal income tax payable                        $24,175       $23,809
                                                           =======       =======

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service is examining the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

7. STOCKHOLDER'S EQUITY RECONCILIATION

The reconciliation of statutory net income to GAAP net income, and statutory surplus to GAAP equity as of December 31, 1996, 1995, and 1994 are as follows:

                                                 1996        1995        1994
                                              ---------------------------------
                                                            (000'S)
Statutory net income                          $  24,774   $  25,567   $  16,309
     Deferred acquisition costs                   5,656      (2,589)     (4,727)
     Deferred premium                               221         (58)        241
     Insurance liabilities                        1,154       4,366       4,614
     Income taxes                                (2,883)        510       8,518
     Interest maintenance reserve                  (765)      1,285     (10,327)
     Separate accounts and other                  3,630      (2,080)      1,372
                                              ---------------------------------
GAAP net income                               $  31,787   $  27,001   $  16,000
                                              =================================

Statutory surplus                             $ 216,019   $ 191,607   $ 163,066
     Investment valuation                         4,170      15,392        --
     Deferred acquisition costs                 106,965      96,031     105,105
     Deferred premium                            (2,205)     (2,426)     (2,368)
     Insurance liabilities                      (21,501)    (25,062)    (23,882)
     Income taxes                               (21,829)    (21,510)    (13,015)
     Asset valuation reserve and interest
      maintenance reserve                        13,598      13,966       5,512
     Other                                           29          17           8
                                              ---------------------------------
GAAP stockholder's equity                     $ 295,246   $ 268,015   $ 234,426
                                              =================================

The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                      NOTES TO THE FINANCIAL STATEMENTS OF
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                        DECEMBER 31, 1996, 1995, AND 1994

8. RELATED PARTY TRANSACTIONS

A. SERVICE AGREEMENTS

The Company, Prudential, Pruco Life, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $12 million, $16 million, and $15 million for the years ended December 31, 1996, 1995, and 1994, respectively.

B. PENSION PLANS

The Company is an indirect wholly-owned subsidiary of Prudential which sponsors several defined benefit pension plans that cover substantially all of its employees. Benefits are generally based on career average earnings and credited length of service. Prudential's funding policy is to contribute annually the amount necessary to satisfy the Internal Revenue Service contribution guidelines.

No pension expense for contributions to the plan was allocated to the Company in 1996, 1995, or 1994 because the plan was subject to the full funding limitation under the Internal Revenue Code.

C. POSTRETIREMENT LIFE AND HEALTH BENEFITS

Prudential also sponsors certain life insurance and health care benefits for its retired employees. Substantially all employees may become eligible to receive a benefit if they retire after age 55 with at least 10 years of service. Prudential elected to amortize its obligation over twenty years. A provision for contributions to the postretirement fund is included in the net cost of services allocated to the Company discussed above for the years ended December 31, 1996, 1995, and 1994.

D. REINSURANCE

The Company currently has one reinsurance agreement in place with Prudential (the reinsurer). This contract is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention of $2.5 million. The Company is not relieved of its primary obligation to the policyholder as a result of this reinsurance transaction. This agreement had no material effect on net income for the years ended December 31, 1996, 1995, and 1994.

9. CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

10. DIVIDENDS

The Company is subject to New Jersey law which limits the amount of dividends that insurance companies may pay to stockholders. The maximum dividend which may be paid in any twelve month period without prior approval of the New Jersey Commissioner of Insurance is limited to the greater of 10% of surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1996, the Company would be permitted a maximum of $25 million in dividend distributions in 1997, all of which could be paid in cash, without approval from The State of New Jersey Department of Insurance.

                        Report of Independent Accountants

To the Board of Directors of
Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statement of financial position and the related statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey at December 31, 1996, and the results of its operations and its cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/

PRICE WATERHOUSE LLP
New York, New York
April 11, 1997

INDEPENDENT AUDITORS' REPORT

To The Board of Directors of
Pruco Life Insurance Company of New Jersey
Newark, New Jersey

We have audited the accompanying statement of financial position of Pruco Life Insurance Company of New Jersey as of December 31, 1995, and the related statements of operations, stockholder's equity and cash flows for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements presents fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey as of December 31, 1995, and the results of operations and cash flows for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company has retroactively adopted all applicable generally accepted accounting principles relating to stock life insurance subsidiaries of mutual life insurance companies and has changed, as of January 1, 1995, the method of accounting for fixed maturity investments.


/s/

Deloitte & Touche LLP
Parsippany, NJ
December 19, 1996

                           ADDITIONAL ILLUSTRATIONS OF
              CASH VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS
              -----------------------------------------------------

                        VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 25
                        $50,000 GUARANTEED DEATH BENEFIT
            $536.50 ANNUAL PREMIUM FOR STANDARD UNDERWRITING RISK (1)

                                              DEATH BENEFIT (2)                                   CASH VALUE (2)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-0.86% NET)     (5.14% NET)    (11.14% NET)       (-0.86% NET)     (5.14% NET)    (11.14% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $   558             $50,000         $50,004        $ 50,026             $   22         $    26        $     31
     2          $ 1,138             $50,000         $50,029        $ 50,184             $  376         $   406        $    437
     3          $ 1,742             $50,000         $50,074        $ 50,479             $  729         $   807        $    889
     4          $ 2,369             $50,000         $50,140        $ 50,918             $1,080         $ 1,229        $  1,392
     5          $ 3,022             $50,000         $50,226        $ 51,511             $1,437         $ 1,682        $  1,961
     6          $ 3,701             $50,000         $50,332        $ 52,265             $1,790         $ 2,157        $  2,590
     7          $ 4,407             $50,000         $50,458        $ 53,187             $2,139         $ 2,655        $  3,287
     8          $ 5,141             $50,000         $50,604        $ 54,287             $2,484         $ 3,176        $  4,058
     9          $ 5,905             $50,000         $50,768        $ 55,571             $2,824         $ 3,720        $  4,909
    10          $ 6,699             $50,000         $50,952        $ 57,049             $3,159         $ 4,288        $  5,849
    15          $11,172             $50,000         $52,137        $ 67,720             $4,727         $ 7,498        $ 12,195
    20          $16,615             $50,000         $53,734        $ 85,043             $6,082         $11,351        $ 22,400
    25          $23,237             $50,000         $55,706        $111,201             $7,214         $15,928        $ 38,707
    30          $31,293             $50,000         $58,021        $149,321             $8,098         $21,280        $ 64,512
40 (AGE 65)     $53,020             $50,000         $63,592        $280,879             $9,005         $34,192        $166,707

(1) IF PREMIUMS ARE PAID MORE FREQUENTLY THAN ANNUALLY, THE PAYMENTS WOULD BE $274.50 SEMI-ANNUALLY, $139.50 QUARTERLY OR $48 MONTHLY. THE DEATH BENEFITS AND CASH VALUES WOULD BE SLIGHTLY DIFFERENT FOR A CONTRACT WITH MORE FREQUENT PREMIUM PAYMENTS.

(2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       C1

                        VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 40
                        $50,000 GUARANTEED DEATH BENEFIT
             $939 ANNUAL PREMIUM FOR STANDARD UNDERWRITING RISK (1)

                                              DEATH BENEFIT (2)                                   CASH VALUE (2)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-0.86% NET)     (5.14% NET)    (11.14% NET)       (-0.86% NET)     (5.14% NET)    (11.14% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1          $   977             $50,000         $50,010        $ 50,065            $   197         $   214         $   231
     2          $ 1,992             $50,000         $50,043        $ 50,276            $   815         $   887         $   962
     3          $ 3,048             $50,000         $50,098        $ 50,635            $ 1,417         $ 1,584         $ 1,762
     4          $ 4,147             $50,000         $50,174        $ 51,149            $ 2,001         $ 2,302         $ 2,636
     5          $ 5,289             $50,000         $50,273        $ 51,836            $ 2,641         $ 3,121         $ 3,672
     6          $ 6,477             $50,000         $50,395        $ 52,703            $ 3,263         $ 3,967         $ 4,807
     7          $ 7,713             $50,000         $50,538        $ 53,759            $ 3,868         $ 4,843         $ 6,051
     8          $ 8,998             $50,000         $50,702        $ 55,009            $ 4,456         $ 5,747         $ 7,413
     9          $10,335             $50,000         $50,887        $ 56,464            $ 5,026         $ 6,683         $ 8,905
    10          $11,725             $50,000         $51,092        $ 58,133            $ 5,579         $ 7,649         $10,539
    15          $19,554             $50,000         $52,405        $ 70,077            $ 8,039         $12,918         $21,286
    20          $29,080             $50,000         $54,155        $ 89,296            $ 9,949         $18,885         $37,877
25 (AGE 65)     $40,670             $50,000         $56,297        $118,168            $11,302         $25,518         $63,250

(1) IF PREMIUMS ARE PAID MORE FREQUENTLY THAN ANNUALLY, THE PAYMENTS WOULD BE $479.50 SEMI-ANNUALLY, $243 QUARTERLY OR $82.50 MONTHLY. THE DEATH BENEFITS AND CASH VALUES WOULD BE SLIGHTLY DIFFERENT FOR A CONTRACT WITH MORE FREQUENT PREMIUM PAYMENTS.

(2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

     THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OF NEW JERSEY OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       C2

--------------------------------------------------------------------------------
VARIABLE
LIFE INSURANCE
CONTRACTS

[Logo] Prudential

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 437-4016, Extension 46

A Subsidiary of
The Prudential Insurance Company of America

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company of New Jersey represents that the fees and charges deducted under the variable life insurance contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.


                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION


Prudential Directors' and Officers' Liability and Corporation Reimbursement Insurance program, purchased by Prudential from Aetna Casualty & Surety Company, CNA Insurance Companies, Lloyds of London, Great American Insurance Company, Reliance Insurance Company, Corporate Officers & Directors Assurance Ltd., A.C.E. Insurance Company, Ltd., XL Insurance Company, Ltd., and Zurich-American Insurance Company, provides reimbursement for "Loss" (as defined in the policies) which the Company pays as indemnification to its directors or officers resulting from any claim for any actual or alleged act, error, misstatement, misleading statement, omission, or breach of duty by persons in the discharge of their duties in their capacities as directors or officers of Prudential, any of its subsidiaries, or certain investment companies affiliated with Prudential. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified. Loss essentially is the legal liability on claims against a director or officer, including adjudicated damages, settlements and reasonable and necessary legal fees and expenses incurred in defense of adjudicatory proceedings and appeals therefrom. Loss does not include punitive or exemplary damages or the multiplied portion of any multiplied damage award, criminal or civil fines or penalties imposed by law, taxes or wages, or matters which are uninsurable under the law pursuant to which the policies are construed.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) claims brought about or contributed to by the criminal, dishonest or fraudulent acts or omissions or the willful violation of any law by a director or officer, (2) claims based on or attributable to directors or officers gaining personal profit or advantage to which they were not legally entitled, and (3) claims arising from actual or alleged performance of, or failure to perform, services as, or in any capacity similar to, an investment adviser, investment banker, underwriter, broker or dealer, as those terms are defined in the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Advisers Act of 1940, the Investment Company Act of 1940, any rules or regulations thereunder, or any similar federal, state or local statute, rule or regulation.

The limit of coverage under the program for both individual and corporate reimbursement coverage is $150,000,000. The retention for corporate reimbursement coverage is $10,000,000 per loss.

The relevant provisions of New Jersey law permitting or requiring indemnification, New Jersey being the state of organization of Prudential and Pruco Life of New Jersey, can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's by-law 26, which relates to indemnification of officers and directors, is incorporated by reference to
Exhibit 1.A.(6)(b) of Post-Effective Amendment No. 1 to Form S-6, Registration No. 33-61079, filed April 25, 1996, on behalf of The Prudential Variable Appreciable Account. The text of Pruco Life of New Jersey's by-laws, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) to this Registration Statement.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 59 pages.


The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:

    1.  Deloitte & Touche LLP, independent auditors.

    2.  Price Waterhouse LLP, independent accountants.

    3.  Clifford E. Kirsch, Esq.
    4.  Nancy D. Davis, FSA, MAAA

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


          A. (1) Resolution of Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Variable Insurance Account. (Note 1)

               (2)  Not Applicable.
               (3)  Distributing Contracts:

                    (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company of New Jersey. (Note 1)
                    (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 1)
                    (c)  Schedules of Sales Commissions. (Note 1)

               (4)  Not Applicable.

               (5)  (a)  Variable Life Insurance Contract. (Note 1)
                    (b)  Illustrative Tabular Cash Values. (Note 1)
                    (c) Copy of New York PLY-5 Endorsement to the Variable Life Contract. (Note 1)
                    (d) Copy of New York and New Jersey PLY-6 Endorsement to the Variable Life Contract. (Note 1)
                    (e) Copy of New York PLY 39 Endorsement to the Variable Life Contract. (Note 1)
                    (f) Copy of New Jersey PLIY 39 Endorsement to the Variable Life Contract. (Note 1)
                    (g) Copy of New York jacket to the Variable Life Insurance Contract. (Note 1)
                    (h) Copy of page 5 to the Variable Life Insurance Contract--New York issues. (Note 1)
                    (i) Copy of page 7 to the Variable Life Insurance Contract--New York issues. (Note 1)
                    (j)  Copy of New York and New Jersey PLY 50 Endorsement to
                         the Variable Life Insurance Contract. (Note 1)
                    (k)  Copy of New York PLY 36 Endorsement to the Variable
                         Life Insurance Contract. (Note 1)
                    (l) Copy of New Jersey PLIY 38 Endorsement to the Variable Life Insurance Contract. (Note 1)
                    (m) Copy of New Jersey PLIY 62-85 Endorsement to the Variable Life Insurance Contract. (Note 1)
                    (n) Copy of New York PLY 61-85 Endorsement to the Variable Life Insurance Contract. (Note 1)
               (6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended March 11, 1983. (Note 2)

                    (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended February 1, 1991. (Note 2)

               (7)  Not Applicable.
               (8)  Not Applicable.
               (9)  Not Applicable.


               (10) (a) Application Form for Variable Life Insurance Contract.
                        (Note 1)
                    (b) Supplement to the Application for Variable Life Insurance Contract. (Note 1)
                    (c) Application Form for Variable Life Insurance Contract--New York issues. (Note 1)
                    (d) Application Form for Variable Life Insurance Contract--New Jersey issues. (Note 1)
          (11) Form of Notice of Withdrawal Right. (Note 1)
          (12) Memorandum describing Pruco Life of New Jersey's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-2(b) (12)(ii) and method of computing cash adjustment upon exercise of right to exchange for fixed-benefit insurance pursuant to Rule 6e- 2(b)(13)(v)(B). (Note 1)
          (13) Available Contract Riders.
               (a)  Rider for Insured's Waiver of Premium Benefit. (Note 1)
               (b)  Rider for Insured's Accidental Death Benefit. (Note 1)
               (c) Rider for Term Insurance Benefit on Life of Insured-Decreasing Amount. (Note 1)
               (d) Rider for Option to Purchase Additional Insurance on Life of Insured. (Note 1)
               (e)  Rider for Interim Term Insurance Benefit. (Note 1)
               (f) Rider for Term Insurance Benefit on Life of Insured Spouse-Decreasing Amount. (Note 1)
               (g) Rider for Level Term Insurance Benefit on Dependent Children. (Note 1)
               (h) Rider Exempting Child from Reinstatement--New York Issues. (Note 1)
               (i) Rider Exempting Child from Reinstatement--New Jersey Issues. (Note 1)
               (j) Rider for Level Term Insurance Benefit on Dependent Children--New York Issues. (Note 1)
               (k) Rider for Level Term Insurance Benefit on Dependent Children--New Jersey Issues. (Note 1)
               (l)  Rider for Reduced Paid-Up Insurance--New York Issues. (Note
                    1)
               (m) Rider for Reduced Paid-Up Insurance--New Jersey Issues. (Note 1)
               (n) Rider for Insured's Waiver of Premium Benefit--New York Issues. (Note 1)
               (o) Rider for Insured's Waiver of Premium Benefit--New Jersey Issues. (Note 1)
               (p) Rider for Insured's Accidental Death Benefit--New York Issues. (Note 1)
               (q) Rider for Insured's Accidental Death Benefit--New Jersey Issues. (Note 1)
               (r) Rider Defining Incontestability Period--New York Issues. (Note 1)
               (s) Rider Defining Incontestability Period--New Jersey Issues. (Note 1)
               (t) Rider Defining Incontestability Period--New York Issues. (Note 1)
               (u) Rider Defining Incontestability Period--New Jersey Issues. (Note 1)
               (v) Rider for Modification of Insured's Waiver of Premium Benefit Provision--New York Issues. (Note 1)
               (w) Rider for Modification of Insured's Waiver of Premium Benefit Provision--New Jersey Issues. (Note 1)
               (x)  Rider for Termination of Benefit--New York Issues. (Note 1)
               (y)  Rider for Termination of Benefit--New Jersey Issues. (Note
                    1)
               (z)  Rider for Automatic Premium Loan--New York Issues. (Note 1)
               (aa) Rider for Automatic Premium Loan--New Jersey Issues. (Note
                    1)
               (bb) Rider for Aviation Risk Exclusion--New York Issues. (Note 1)
               (cc) Rider for Aviation Risk Exclusion--New Jersey Issues. (Note
                    1)
               (dd) Rider for Military Aviation Risk Exclusion--New York Issues.
                    (Note 1)
               (ee) Rider for Military Aviation Risk Exclusion--New Jersey
                    Issues. (Note 1)
               (ff) Rider for War Risk Exclusion--New York Issues. (Note 1)
               (gg) Rider for War Risk Exclusion--New Jersey Issues. (Note 1)
               (hh) Rider for Defining Incontestability Period--New York Issues.
                    (Note 1)
               (ii) Rider for Defining Incontestability Period--New Jersey
                    Issues. (Note 1)
               (jj) Rider for Suicide Provision--New York Issues. (Note 1)

               (kk) Rider for Ownership and Control--New York Issues. (Note 1)
               (ll) Rider for Ownership and Control--New Jersey Issues. (Note 1)
               (mm) Rider for Applicant's Waiver of Premium Benefit--New York
                    Issues. (Note 1)
               (nn) Rider for Applicant's Waiver of Premium Benefit--New Jersey
                    Issues. (Note 1)
               (oo) Rider for Level Term Insurance Benefit on Life of
                    Insured--New York and New Jersey Issues. (Note 1)
               (pp) Rider for Special Premium Remittance Plan--New York Issues.
                    (Note 1)
               (qq) Rider for Variable Loan Interest Rate--New York Issues.
                    (Note 1)
               (rr) Rider for Special Premium Remittance Plan--New Jersey
                    Issues. (Note 1)
               (ss) Rider for Variable Loan Interest Rate--New Jersey Issues.
                    (Note 1)
               (tt) Rider for Decreasing Term Insurance Benefit--New York and
                    New Jersey Issues. (Note 1)
               (uu) Rider for Variable Reduced Paid-Up Insurance--New York
                    Issues. (Note 1)
               (vv) Rider for Variable Reduced Paid-Up Insurance--New Jersey
                    Issues. (Note 1)
               (ww) Rider for Decreasing Term Insurance on Life of Insured
                    Spouse--New York Issues. (Note 1)
               (xx) Rider for Decreasing Term Insurance Benefit on life of
                    Insured Spouse--New Jersey Issues. (Note 1)
               (yy) Rider for Variable Loan Interest Rate--New Jersey Issues.
                    (Note 1)
               (zz) Rider for Variable Loan Interest Rate--New York Issues.
                    (Note 1)
              (aaa) Rider providing Options on Lapse--New Jersey Issues. (Note
                    1)
              (bbb) Rider providing Options on Lapse--New York Issues. (Note 1)
              (ccc) Living Needs Benefit Rider for use in New Jersey. (Note 1)
              (ddd) Living Needs Benefit Rider for use in New York. (Note 1)

     2.   See Exhibit 1.A.(5).
     3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)
     4.   None.
     5.   Not Applicable.
     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)
     7.   Powers of Attorney.

     (a) William M. Bethke, Ira J. Kleinman, Mendel A. Melzer, Esther H. Milnes, I. Edward Price, William F. Yelverton (Note 3)
     (b)  Linda S. Dougherty (Note 4)

     27.  Financial Data Schedule. (Note 1)
(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Post-Effective Amendment No. 17 to Form
         S-6, Registration No. 2-89780, filed March 1, 1991, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(Note 4) Incorporated by reference to Post-Effective Amendment No. 9 to Form
         S-1, Registration No. 33- 20018, filed April 9, 1997 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life of New Jersey Variable Insurance Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 25th day of April, 1997.


(Seal)            PRUCO LIFE OF NEW JERSEY VARIABLE INSURANCE ACCOUNT
                                  (Registrant)

                 By: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   (Depositor)


Attest:  /s/ Thomas C. Castano             By:  /s/ Esther H. Milnes
         ---------------------                  ---------------------
         Thomas C. Castano                      Esther H. Milnes
         Assistant Secretary                    President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 25th day of April, 1997.


                                  SIGNATURE AND TITLE


/s/ *
-----------------------------------
Esther H. Milnes
President and Director



/s/ *
-----------------------------------
Linda S. Dougherty
Chief Accounting Officer and
Comptroller


/s/*                                      *By: /s/ Thomas C. Castano
-----------------------------------            ------------------------------
William M. Bethke                              Thomas C. Castano
Director                                       (Attorney-in-Fact)


/s/ *
-----------------------------------
Ira J. Kleinman
Director


/s/ *
-----------------------------------
Mendel A. Melzer
Director


/s/ *
-----------------------------------
I. Edward Price
Director


/s/ *
-----------------------------------
William F. Yelverton
Director

                                  EXHIBIT INDEX

            Consent of Deloitte & Touche LLP, independent              Page II-9
            auditors.
            Consent of Price Waterhouse LLP, independent              Page II-10
            accountants.
    1.A.(1) Resolution of Board of Directors of Pruco Life Insurance  Page II-11
            Company of New Jersey establishing the Pruco Life of New
            Jersey Variable Insurance Account.
 1.A.(3)(a) Distribution Agreement between Pruco Securities           Page II-13
            Corporation and Pruco Life Insurance Company of
            New Jersey.
        (b) Proposed form of Agreement between Pruco Securities       Page II-20
            Corporation and independent brokers with respect to the
            Sale of the Contracts.
        (c) Schedules of Sales Commissions.                           Page II-29
 1.A.(5)(a) Variable Life Insurance Contract                          Page II-32
        (b) Illustrative Tabular Cash Values.                         Page II-60
        (c) Copy of New York PLY-5 Endorsement to the Variable        Page II-70
            Life Contract.
        (d) Copy of New York and New Jersey PLY-6 Endorsement to Page II-71 the Variable Life Contract.
        (e) Copy of New York PLY 39 Endorsement to the Variable Life Page II-72 Contract.
        (f) Copy of New Jersey PLIY 39 Endorsement to the Variable Page II-73 Life Contract.
        (g) Copy of New York jacket to the Variable Life Insurance Page II-74 Contract.
        (h) Copy of page 5 to the Variable Life Insurance             Page II-75
            Contract--New York issues.
        (i) Copy of page 7 to the Variable Life Insurance             Page II-76
            Contract--New York issues.
        (j) Copy of New York and New Jersey PLY 50 Endorsement to Page II-77 the Variable Life Insurance Contract.
        (k) Copy of New York PLY 36 Endorsement to the Variable Life Page II-78 Insurance Contract.
        (l) Copy of New Jersey PLIY 38 Endorsement to the Variable Page II-79 Life Insurance Contract.
        (m) Copy of New Jersey PLIY 62-85 Endorsement to the Variable Page II-80 Life Insurance Contract.
        (n) Copy of New York PLY 61-85 Endorsement to the Variable Page II-82 Life Insurance Contract.
1.A.(10)(a) Application Form for Variable Life Insurance Contract.    Page II-84
        (b) Supplement to the Application for Variable Life           Page II-87
            Insurance Contract.
        (c) Application Form for Variable Life Insurance              Page II-88
            Contract--New York issues.
        (d) Application Form for Variable Life Insurance              Page II-90
            Contract--New Jersey issues.
       (11) Form of Notice of Withdrawal Right.                       Page II-96

   (12) Memorandum describing Pruco Life of New Jersey's issuance,   Page II-98
        transfer, and redemption procedures for the Contracts
        pursuant to Rule 6e-2(b) (12)(ii) and method of computing
        cash adjustment upon exercise of right to exchange for
        fixed-benefit insurance pursuant to Rule 6e-2(b)(13)(v)(B).
   (13) Available Contract Riders.
    (a) Rider for Insured's Waiver of Premium Benefit.               Page II-115
    (b) Rider for Insured's Accidental Death Benefit.                Page II-117
    (c) Rider for Term Insurance Benefit on Life of                  Page II-118
        Insured-Decreasing Amount.
    (d) Rider for Option to Purchase Additional Insurance on         Page II-121
        Life of Insured.
    (e) Rider for Interim Term Insurance Benefit.                    Page II-124
    (f) Rider for Term Insurance Benefit on Life of Insured          Page II-125
        Spouse-Decreasing Amount.
    (g) Rider for Level Term Insurance Benefit on Dependent          Page II-129
        Children.
    (h) Rider Exempting Child from Reinstatement--New York           Page II-132
        Issues.
    (i) Rider Exempting Child from Reinstatement--New Jersey         Page II-133
        Issues.
    (j) Rider for Level Term Insurance Benefit on Dependent          Page II-134
        Children--New York Issues.
    (k) Rider for Level Term Insurance Benefit on Dependent          Page II-138
        Children--New Jersey Issues.
    (l) Rider for Reduced Paid-Up Insurance--New York Issues.        Page II-141
    (m) Rider for Reduced Paid-Up Insurance--New Jersey Issues.      Page II-142
    (n) Rider for Insured's Waiver of Premium Benefit--New York Page II-143 Issues.
    (o) Rider for Insured's Waiver of Premium Benefit--New Jersey Page II-145 Issues.
    (p) Rider for Insured's Accidental Death Benefit--New York       Page II-147
        Issues.
    (q) Rider for Insured's Accidental Death Benefit--New Jersey Page II-148 Issues.
    (r) Rider Defining Incontestability Period--New York Issues.     Page II-149
    (s) Rider Defining Incontestability Period--New Jersey Issues.   Page II-150
    (t) Rider Defining Incontestability Period--New York Issues.     Page II-151
    (u) Rider Defining Incontestability Period--New Jersey Issues.   Page II-152
    (v) Rider for Modification of Insured's Waiver of Premium        Page II-153
        Benefit Provision--New York Issues.
    (w) Rider for Modification of Insured's Waiver of Premium        Page II-154
        Benefit Provision--New Jersey Issues.
    (x) Rider for Termination of Benefit--New York Issues.           Page II-155
    (y) Rider for Termination of Benefit--New Jersey Issues.         Page II-156
    (z) Rider for Automatic Premium Loan--New York Issues.           Page II-157
   (aa) Rider for Automatic Premium Loan--New Jersey Issues.         Page II-158
   (bb) Rider for Aviation Risk Exclusion--New York Issues.          Page II-159
   (cc) Rider for Aviation Risk Exclusion--New Jersey Issues.        Page II-160
   (dd) Rider for Military Aviation Risk Exclusion--New York Issues. Page II-161
   (ee) Rider for Military Aviation Risk Exclusion--New Jersey       Page II-162
        Issues.
   (ff) Rider for War Risk Exclusion--New York Issues.               Page II-163
   (gg) Rider for War Risk Exclusion--New Jersey Issues.             Page II-164
   (hh) Rider for Defining Incontestability Period--New York Issues. Page II-165
   (ii) Rider for Defining Incontestability Period--New Jersey       Page II-166
        Issues.

   (jj) Rider for Suicide Provision--New York Issues.                Page II-167
   (kk) Rider for Ownership and Control--New York Issues.            Page II-168
   (ll) Rider for Ownership and Control--New Jersey Issues.          Page II-169
   (mm) Rider for Applicant's Waiver of Premium Benefit--New York Page II-170 Issues.
   (nn) Rider for Applicant's Waiver of Premium Benefit--New         Page II-172
        Jersey Issues.
   (oo) Rider for Level Term Insurance Benefit on Life of            Page II-174
        Insured--New York and New Jersey Issues.
   (pp) Rider for Special Premium Remittance Plan--New York          Page II-176
        Issues.
   (qq) Rider for Variable Loan Interest Rate--New York Issues.      Page II-177
   (rr) Rider for Special Premium Remittance Plan--New Jersey        Page II-179
        Issues.
   (ss) Rider for Variable Loan Interest Rate--New Jersey Issues.    Page II-180
   (tt) Rider for Decreasing Term Insurance Benefit--New York and Page II-182 New Jersey Issues.
   (uu) Rider for Variable Reduced Paid-Up Insurance--New York       Page II-186
        Issues.
   (vv) Rider for Variable Reduced Paid-Up Insurance--New Jersey Page II-187 Issues.
   (ww) Rider for Decreasing Term Insurance on Life of Insured       Page II-188
        Spouse--New York Issues.
   (xx) Rider for Decreasing Term Insurance Benefit on life of
        Insured Spouse--New Jersey Issues.                           Page II-194
   (yy) Rider for Variable Loan Interest Rate--New Jersey Issues.    Page II-200
   (zz) Rider for Variable Loan Interest Rate--New York Issues.      Page II-202
  (aaa) Rider providing Options on Lapse--New Jersey Issues.         Page II-204
  (bbb) Rider providing Options on Lapse--New York Issues.           Page II-206
  (ccc) Living Needs Benefit Rider for use in New Jersey.            Page II-208
  (ddd) Living Needs Benefit Rider for use in New York.              Page II-211
     3. Opinion and Consent of Clifford E. Kirsch, Esq., as to the Page II-213 legality of the securities being registered.
     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to Page II-214 actuarial matters pertaining to the securities being registered.
    27. Financial Data Schedule.                                     Page II-215